                                      2001
Nationwide(R) VA Separate Account - B
June 30, 2001


[NATIONWIDE(R) LOGO]

                                                              SEMI-ANNUAL REPORT

AMERICA'S
Exclusive

ANNUITY(SM)

                                               [NATIONWIDE(R) LOGO]

                                   Nationwide Life and Annuity Insurance Company
                                             Home Office: Columbus, Ohio






APO-3233-6/01

                              NATIONWIDE(R) [LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VA Separate Account-B.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying con-tracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 28. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONs. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTs, beginning on page 25, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
         STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2001
                                   (UNAUDITED)

Assets:
     Investments at fair value:

     American Century Variable Portfolios, Inc.- American Century VP Balanced (ACVPBal)
       420,541 shares (cost $3,077,436) ....................................................    2,826,032
     American Century Variable Portfolios, Inc.-
     American Century VP Capital Appreciation (ACVPCapAp)
       353,103 shares (cost $4,591,011) ....................................................    3,156,745
     American Century Variable Portfolios, Inc.-
     American Century VP Income & Growth (ACVPIncGr)
       555,349 shares (cost $4,250,798) ....................................................    3,765,265
     American Century Variable Portfolios, Inc.- American Century VP International (ACVPInt)
       2,312,730 shares (cost $17,404,195) .................................................   17,183,587
     American Century Variable Portfolios, Inc.- American Century VP Value (ACVPValue)
       1,274,114 shares (cost $8,455,873) ..................................................    9,007,985
     Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
       57,201 shares (cost $1,123,158) .....................................................      626,356
     Credit Suisse Warburg Pincus Trust - International Equity Portfolio (CSWPIntEq)
       818,846 shares (cost $7,281,907) ....................................................    7,385,994
     Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (CSWPSmCoGr)
       294,931 shares (cost $6,650,064) ....................................................    4,252,906
     Dreyfus Investment Portfolios - European Equity Portfolio (DryEuroEq)
       28,409 shares (cost $335,295) .......................................................      338,355
     Dreyfus NSAT Mid Cap Index Fund (NSATMidCap)
       91,036 shares (cost $1,235,961) .....................................................    1,238,096
     Dreyfus Stock Index Fund (DryStkIx)
       1,135,881 shares (cost $38,987,669) .................................................   35,780,236
     Dreyfus Variable Investment Fund - Appreciation Portfolio (DryAp)
       78,185 shares (cost $3,065,861) .....................................................    2,851,424
     Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryGrInc)
       118,831 shares (cost $2,898,036) ....................................................    2,746,193
     Gartmore NSAT Emerging Markets Fund (NSATEmMkt)
       2,896 shares (cost $22,413) .........................................................       22,068
     Gartmore NSAT Global Technology & Communications Fund (NSATGITech)
       7,414 shares (cost $38,673) .........................................................       38,627
     Gartmore NSAT International Growth Fund (NSATIntGr)
       392 shares (cost $2,792) ............................................................        2,710
     Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
       71,476 shares (cost $2,014,999) .....................................................    1,628,220
     Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGITech)
       105,737 shares (cost $696,524) ......................................................      509,652

Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)
  65,289 shares (cost $1,768,915) ..............................................         1,680,539

MAS NSAT Multi Sector Bond Fund (NSATMSecBd)
  21,110 shares (cost $194,487) ................................................           191,678

Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
  469,912 shares (cost $5,581,247) .............................................         5,427,481

Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
  1,211,810 shares (cost $13,546,457) ..........................................        13,850,983

Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
  40,469,701 shares (cost $40,469,701) .........................................        40,469,701

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Growth Fund (NSATSmCapG)
  36,753 shares (cost $545,577) ................................................           566,731

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Value Fund (NSATSmCapV)
  779,191 shares (cost $8,300,378) .............................................         8,882,775

Nationwide(R) Separate Account Trust - Nationwide(R) Small Company Fund (NSATSmCo)
  695,854 shares (cost $13,244,375) ............................................        13,715,280

Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
  661,754 shares (cost $9,558,124) .............................................         7,067,538

Neuberger Berman Advisers Management Trust - Growth Portfolio (NBAMTGro)
  245,548 shares (cost $3,344,318) .............................................         3,300,164

Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
  66,466 shares (cost $1,015,168) ..............................................         1,003,643

Neuberger Berman Advisers Management Trust -
Limited Maturity Bond Portfolio (NBAMTLMat)
  409,813 shares (cost $5,267,889) .............................................         5,311,180

Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
  471,244 shares (cost $7,403,055) .............................................         7,276,000

Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  19,519 shares (cost $867,603) ................................................           844,199

Oppenheimer Bond Fund/VA (OppBdFd)
  778,220 shares (cost $8,761,570) .............................................         8,529,294

Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  235,398 shares (cost $11,237,199) ............................................         9,368,822

Oppenheimer Global Securities Fund/VA (OppGlSec)
  513,703 shares (cost $12,566,213) ............................................        12,220,987

Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc)
  43,266 shares (cost $930,189) ................................................           860,126

Oppenheimer Multiple Strategies Fund/VA (OppMult)
  290,125 shares (cost $4,740,617) .............................................         4,604,283

Strong NSAT Mid Cap Growth Fund (NSATStMCap)
  38,102 shares (cost $597,969) ................................................           546,379

Strong Opportunity Fund II, Inc.(StOpp2)
  401,788 shares (cost $10,514,975) ............................................         9,622,828

Strong Variable Insurance Funds, Inc.- Strong Discovery Fund II (StDisc2)
  94,376 shares (cost $1,030,928) ..............................................         1,026,811


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
   STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


Strong Variable Insurance Funds, Inc.- Strong International Stock Fund II (StIntStk2)
   52,304 shares (cost $424,712) ....................................................             429,943

The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
   131,887 shares (cost $4,899,689) .................................................           3,903,849

The Universal Institutional Funds, Inc.- Emerging Markets Debt Portfolio (UIFEmMkt)
   35,336 shares (cost $250,945) ....................................................             255,833

The Universal Institutional Funds, Inc.- U.S.Real Estate Portfolio (UIFUSRE)
   382,116 shares (cost $4,445,347) .................................................           4,753,520

Turner NSAT Growth Focus Fund (NSATGrFoc)
   55,575 shares (cost $247,485) ....................................................             241,752

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund (VEWrldBd)
   104,975 shares (cost $1,041,813) .................................................             965,766

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (VEWrldEMkt)
   96,047 shares (cost $791,030) ....................................................             790,471

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWrldHAs)
   42,968 shares (cost $492,942) ....................................................             495,418

Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
   954,698 shares (cost $22,735,404) ................................................          22,645,445

Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
   757,762 shares (cost $29,637,459) ................................................          27,946,278

Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
   1,563,132 shares (cost $11,441,075) ..............................................          10,535,509

Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
   523,764 shares (cost $8,108,842) .................................................           8,165,478

Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
   552,770 shares (cost $9,451,654) .................................................           8,064,913

Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
   983,335 shares (cost $24,831,487) ................................................          20,315,705

Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
   602,700 shares (cost $9,554,173) .................................................           9,721,553
                                                                                             ------------

      Total investments .............................................................         368,959,306

Accounts receivable .................................................................             203,592
                                                                                             ------------
      Total assets ..................................................................         369,162,898

ACCOUNTS PAYABLE ....................................................................                  --
                                                                                             ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................        $369,162,898
                                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                   Total               ACVPBal           ACVPCapAp         ACVPIncGr
                                               --------------        -----------        -----------      -------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...................   $     6,551,406            87,541               --               34,259
   Mortality and expense risk charges
      (note 2) ............................        (2,859,150)          (22,148)           (26,727)           (29,461)
                                               --------------        -----------        -----------      -------------
      Net investment activity .............         3,692,256            65,393            (26,727)             4,798
                                               --------------        -----------        -----------      -------------

   Proceeds from mutual funds shares sold       1,097,618,877           635,670          1,783,297          1,321,168
   Cost of mutual fund shares sold ........    (1,149,493,313)         (771,024)        (2,853,785)        (1,537,912)
                                               --------------        -----------        -----------      -------------
      Realized gain (loss) on investments..       (51,874,436)         (135,354)        (1,070,488)          (216,744)
   Change in unrealized gain (loss)
      on investments ......................        10,715,621          (114,452)        (1,054,547)            24,141
                                               --------------        -----------        -----------      -------------
      Net gain (loss) on investments ......       (41,158,815)         (249,806)        (2,125,035)          (192,603)
                                               --------------        -----------        -----------      -------------
   Reinvested capital gains ...............        14,154,135           103,922          1,361,177               --
                                               --------------        -----------        -----------      -------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................   $  (23,312,424)          (80,491)          (790,585)          (187,805)
                                              ===============        ===========        ===========      =============



                                                ACVPInt            ACVPValue           CSWPGPV           CSWPIntEq
                                              ------------         ----------      -------------       ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...................        12,963             42,109               --                 --
   Mortality and expense risk charges
      (note 2) ............................      (117,837)           (44,213)            (5,741)           (31,999)
                                              ------------         ----------      -------------       ------------
      Net investment activity .............      (104,874)            (2,104)            (5,741)           (31,999)
                                              ------------         ----------      -------------       ------------

   Proceeds from mutual funds shares sold     126,817,310          6,378,618            329,138        132,200,795
   Cost of mutual fund shares sold ........  (130,955,187)        (6,244,460)          (563,911)      (132,574,066)
                                              ------------         ----------      -------------       ------------
      Realized gain (loss) on investments..    (4,137,877)           134,158           (234,773)          (373,271)
   Change in unrealized gain (loss)
      on investments ......................      (683,556)           402,030             53,581            401,976
                                              ------------         ----------      -------------       ------------
      Net gain (loss) on investments ......    (4,821,433)           536,188           (181,192)            28,705
                                              ------------         ----------      -------------       ------------
   Reinvested capital gains ...............     1,431,266               --                 --                 --
                                              ------------         ----------      -------------       ------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations .....................    (3,495,041)           534,084           (186,933)            (3,294)
                                              ============         ===========     =============       ============



                                                   CSWPSmCoGr      DryEuroEq      DryStkix        DryAp          DryGrinc
                                                  -----------    -----------   ------------    -----------      ---------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................   $      --              137        197,708            404          6,044
   Mortality and expense risk charges (note 2)       (34,940)        (1,357)      (300,552)       (22,356)       (20,610)
                                                  -----------    -----------   ------------    -----------      ---------
      Net investment activity ................       (34,940)        (1,220)      (102,844)       (21,952)       (14,566)
                                                  -----------    -----------   ------------    -----------      ---------

   Proceeds from mutual funds shares sold ....     1,456,693      6,199,505     26,767,598      1,385,403        458,607
   Cost of mutual fund shares sold ...........    (3,140,022)    (6,204,655)   (31,823,343)    (1,490,101)      (431,338)
                                                  -----------    -----------   ------------    -----------      ---------
      Realized gain (loss) on investments ....    (1,683,329)        (5,150)    (5,055,745)      (104,698)        27,269
   Change in unrealized gain (loss)
      on investments .........................       855,182           (760)     1,797,327       (103,693)       (77,666)
                                                  -----------    -----------   ------------    -----------      ---------
      Net gain (loss) on investments .........      (828,147)        (5,910)    (3,258,418)      (208,391)       (50,397)
                                                  -----------    -----------   ------------    -----------      ---------
   Reinvested capital gains ..................          --             --            7,567           --           30,762
                                                  -----------    -----------   ------------    -----------      ---------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations ........................   $  (863,087)        (7,130)    (3,353,695)      (230,343)       (34,201)
                                                 ============    ===========   ============    ===========      =========



                                                   FidVIPEI       FidVIPGr       FidVIPHI
                                                  -----------   ------------   ------------

INVESTMENT ACTIVITY:
   Reinvested dividends ......................       395,873         26,663      1,777,333
   Mortality and expense risk charges (note 2)      (169,392)      (238,289)       (95,114)
                                                  -----------   ------------   ------------
      Net investment activity ................       226,481       (211,626)     1,682,219
                                                  -----------   ------------   ------------

   Proceeds from mutual funds shares sold ....     6,801,339     29,550,550     16,425,318
   Cost of mutual fund shares sold ...........    (6,628,145)   (38,924,438)   (20,150,741)
                                                  -----------   ------------   ------------
      Realized gain (loss) on investments ....       173,194     (9,373,888)    (3,725,423)
   Change in unrealized gain (loss)
      on investments .........................    (1,968,002)     3,339,737      1,201,608
                                                  -----------   ------------   ------------
      Net gain (loss) on investments .........    (1,794,808)    (6,034,151)    (2,523,815)
                                                  -----------   ------------   ------------
   Reinvested capital gains ..................     1,112,215      2,506,352           --
                                                  -----------   ------------   ------------
        Net increase (decrease) in contract
           owners' equity resulting from
           operations ........................      (456,112)    (3,739,425)      (841,596)
                                                  ===========    ==========    ============


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                    FidVIPOv          FidVIPAm        FidVIPCon       FidVIPGrOp          JanCapApp
                                                  ------------       ----------       ----------      -----------          --------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................   $     465,606          364,579          177,893           52,690           10,647
   Mortality and expense risk charges (note 2)         (45,534)         (62,845)        (159,329)         (89,503)         (11,843)
                                                  ------------       ----------       ----------      -----------         --------
      Net investment activity ................         420,072          301,734           18,564          (36,813)          (1,196)
                                                  ------------       ----------       ----------      -----------         --------
   Proceeds from mutual funds shares sold ....     106,637,668          918,245        3,648,839       17,709,417          394,254
   Cost of mutual fund shares sold ...........    (108,025,235)      (1,003,579)      (4,524,155)     (20,169,563)        (528,182)
                                                  ------------       ----------       ----------      -----------         --------
      Realized gain (loss) on investments ....      (1,387,567)         (85,334)        (875,316)      (2,460,146)        (133,928)
   Change in unrealized gain (loss)
      on investments .........................         (60,558)        (744,301)      (2,465,011)       1,261,607          (93,399)
                                                  ------------       ----------       ----------      -----------         --------
      Net gain (loss) on investments .........      (1,448,125)        (829,635)      (3,340,327)      (1,198,539)        (227,327)
                                                  ------------       ----------       ----------      -----------         --------
   Reinvested capital gains ..................         735,958          136,717          627,856             --               --
                                                  ------------       ----------       ----------      -----------         --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................   $    (292,095)        (391,184)      (2,693,907)      (1,235,352)        (228,523)
                                                 =============       ===========      ==========      ===========         ========


                                                    JanGITech       JanIntGro         NSATCapAp
                                                    ---------       ---------         ---------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................          3,170            8,227             --
   Mortality and expense risk charges (note 2)         (4,927)         (10,084)         (59,145)
                                                     --------       ----------      -----------
      Net investment activity ................         (1,757)          (1,857)         (59,145)
                                                     --------       ----------      -----------
   Proceeds from mutual funds shares sold ....        449,931        3,129,521       22,614,088
   Cost of mutual fund shares sold ...........       (809,856)      (3,570,025)     (28,425,754)
                                                     --------       ----------      -----------
      Realized gain (loss) on investments ....       (359,925)        (440,504)      (5,811,666)
   Change in unrealized gain (loss)
      on investments .........................        104,695          230,297        3,919,487
                                                     --------       ----------      -----------
      Net gain (loss) on investments .........       (255,230)        (210,207)      (1,892,179)
                                                     --------       ----------      -----------
   Reinvested capital gains ..................           --               --               --
                                                     --------       ----------      -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................       (256,987)        (212,064)      (1,951,324)
                                                     ========       ==========      ============



                                                     NSATEmMkt       NSATGITech      NSATGvtBd       NSATGrFoc       NSATIntGr
                                                     ---------       ----------      ----------      ---------       ---------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................   $        417            --           354,593            --                 7
   Mortality and expense risk charges
      (note 2)................................           (491)           (140)       (103,501)           (846)            (15)
                                                     --------         -------      ----------        --------        --------
      Net investment activity ................            (74)           (140)        251,092            (846)             (8)
                                                     --------         -------      ----------        --------        --------
   Proceeds from mutual funds shares sold ....        205,583          28,435       4,516,611         179,231         133,961
   Cost of mutual fund shares sold ...........       (235,338)        (36,796)     (4,298,594)       (273,605)       (132,608)
                                                     --------         -------      ----------        --------        --------
      Realized gain (loss) on investments ....        (29,755)         (8,361)        218,017         (94,374)          1,353
   Change in unrealized gain (loss)
      on investments .........................           (345)          1,653        (239,849)            927             (82)
                                                     --------         -------      ----------        --------        --------
      Net gain (loss) on investments .........        (30,100)         (6,708)        (21,832)        (93,447)          1,271
                                                     --------         -------      ----------        --------        --------
   Reinvested capital gains ..................           --              --              --              --              --
                                                     --------         -------      ----------        --------        --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................   $    (30,174)         (6,848)        229,260         (94,293)          1,263
                                                 ============         =======      ==========        ========        ========




                                                   NSATMidCap      NSATMyMkt       NSATMSecBd
                                                   ----------    ------------      ----------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................        2,279       1,091,067           8,835
   Mortality and expense risk charges
      (note 2)................................       (5,040)       (363,167)         (1,942)
                                                   --------    ------------      ----------
      Net investment activity ................       (2,761)        727,900           6,893
                                                   --------    ------------      ----------
   Proceeds from mutual funds shares sold ....      529,705     481,001,029       1,982,840
   Cost of mutual fund shares sold ...........     (556,091)   (481,001,029)     (1,993,518)
                                                   --------    ------------      ----------
      Realized gain (loss) on investments ....      (26,386)           --           (10,678)
   Change in unrealized gain (loss)
      on investments .........................       13,124            --            (4,000)
                                                   --------    ------------      ----------
      Net gain (loss) on investments .........      (13,262)           --           (14,678)
                                                   --------    ------------      ----------
   Reinvested capital gains ..................         --              --              --
                                                   --------    ------------      ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................      (16,023)        727,900          (7,785)
                                                   ========    ============      ===========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                  NSATSmCapG    NSATSmCapV       NSATSmCo       NSATStMCap      NSATTotRe
                                                 -----------    -----------      --------       ----------      ---------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................   $      --             --           12,049           --           27,027
   Mortality and expense risk charges (note 2)        (2,375)       (55,617)       (80,551)        (4,809)       (54,862)
                                                 -----------      ---------     ----------      ---------      ---------
      Net investment activity ................        (2,375)       (55,617)       (68,502)        (4,809)       (27,835)
                                                 -----------      ---------     ----------      ---------      ---------
   Proceeds from mutual funds shares sold ....       108,457      6,303,414     10,299,333        946,162      2,381,496
   Cost of mutual fund shares sold ...........      (107,356)    (6,175,002)   (12,150,295)    (1,300,370)    (4,215,125)
                                                 -----------      ---------     ----------      ---------      ---------
      Realized gain (loss) on investments ....         1,101        128,412     (1,850,962)      (354,208)    (1,833,629)
   Change in unrealized gain (loss)
      on investments .........................        15,722      1,573,470      1,845,395        226,755      1,154,567
                                                 -----------      ---------     ----------      ---------      ---------
      Net gain (loss) on investments .........        16,823      1,701,882         (5,567)      (127,453)      (679,062)
                                                 -----------      ---------     ----------      ---------      ---------
   Reinvested capital gains ..................          --             --             --             --             --
                                                 -----------      ---------     ----------      ---------      ---------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................   $    14,448      1,646,265        (74,069)      (132,262)      (706,897)
                                                 ===========      =========     ==========      =========      =========




                                                   NBAMTGro       NBAMTGuard     NBAMTLMat
                                                  ----------      ----------     ----------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................          --            4,487        323,981
   Mortality and expense risk charges (note 2)       (34,954)        (7,284)       (38,099)
                                                  ----------      ---------      ---------
      Net investment activity ................       (34,954)        (2,797)       285,882
                                                  ----------      ---------      ---------
   Proceeds from mutual funds shares sold ....     4,097,416      1,074,269      1,998,074
   Cost of mutual fund shares sold ...........   (10,182,496)    (1,151,842)    (2,100,760)
                                                  ----------      ---------      ---------
      Realized gain (loss) on investments ....    (6,085,080)       (77,573)      (102,686)
   Change in unrealized gain (loss)
      on investments .........................     1,700,830            526       (110,741)
                                                  ----------      ---------      ---------
      Net gain (loss) on investments .........    (4,384,250)       (77,047)      (213,427)
                                                  ----------      ---------      ---------
   Reinvested capital gains ..................     2,729,413         64,095           --
                                                  ----------      ---------      ---------
        Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................    (1,689,791)       (15,749)        72,455
                                                  ==========      =========      =========




                                               NBAMTPart       OppAggGro        OppBdFd       OppCapAp       OppGlSec
                                              -----------      ---------        -------       --------       --------
INVESTMENT ACTIVITY:
   Reinvested dividends ..................... $    30,002         11,877        635,347         63,267         78,509
   Mortality and expense risk charges (note 2)    (56,753)        (9,722)       (61,527)       (74,921)       (84,827)
                                              -----------      ---------      ---------      ---------     ----------
      Net investment activity ..............      (26,751)         2,155        573,820        (11,654)        (6,318)
                                              -----------      ---------      ---------      ---------     ----------

   Proceeds from mutual funds shares sold ...   5,002,495      6,526,530      2,411,476      3,896,047     15,973,162
   Cost of mutual fund shares sold ..........  (5,153,443)    (7,388,172)    (2,646,065)    (4,940,786)   (17,708,485)
                                              -----------      ---------      ---------      ---------     ----------
      Realized gain (loss) on investments ...    (150,948)      (861,642)      (234,589)    (1,044,739)    (1,735,323)
   Change in unrealized gain (loss)
      on investments ........................    (228,224)       242,556         32,823       (574,328)      (606,367)
                                              -----------      ---------      ---------      ---------     ----------
      Net gain (loss) on investments ........    (379,172)      (619,086)      (201,766)    (1,619,067)    (2,341,690)
                                              -----------      ---------      ---------      ---------     ----------
   Reinvested capital gains .................     285,015        185,322           --          949,396      1,455,535
                                              -----------      ---------      ---------      ---------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...................... $  (120,908)      (431,609)       372,054       (681,325)      (892,473)
                                              ===========      =========      =========      =========     ==========




                                                 OppGRoInc      OppMult        StOpp2
                                                 ---------      -------       --------
INVESTMENT ACTIVITY:
   Reinvested dividends .....................      3,752        157,002         24,715
   Mortality and expense risk charges (note 2)    (6,175)       (31,664)       (76,287)
                                                 -------        -------      ---------
      Net investment activity ...............     (2,423)       125,338        (51,572)
                                                 -------        -------      ---------

   Proceeds from mutual funds shares sold ...    296,431        785,946      3,425,091
   Cost of mutual fund shares sold ..........   (340,521)      (809,664)    (3,645,266)
                                                 -------        -------      ---------
      Realized gain (loss) on investments ...    (44,090)       (23,718)      (220,175)
   Change in unrealized gain (loss)
      on investments ........................     13,012       (120,779)       155,342
                                                 -------        -------      ---------
      Net gain (loss) on investments ........    (31,078)      (144,497)       (64,833)
                                                 -------        -------      ---------
   Reinvested capital gains .................       --          209,704           --
                                                 -------        -------      ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ......................    (33,501)       190,545       (116,405)
                                                 =======        =======      =========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                      StDisc2       StIntStk2       DrySRGro        UIFEmMkt       UIFUSRE
                                                      -------       ---------       --------        --------       -------
INVESTMENT ACTIVITY:
  REINVESTED DIVIDENDS ..........................   $     6,637              -            566              -              -
  Mortality and expense risk charges (note 2) ...        (7,142)        (5,119)       (33,465)        (2,022)       (31,787)
                                                    -----------    -----------     ----------       --------     ----------
    Net investment activity .....................          (505)        (5,119)       (32,899)        (2,022)       (31,787)
                                                    -----------    -----------     ----------       --------     ----------

  Proceeds from mutual funds shares sold ........       140,966     19,351,990      1,075,397        704,160      2,416,733
  Cost of mutual fund shares sold ...............      (125,013)   (19,386,218)    (1,117,163)      (726,668)    (2,352,311)
                                                    -----------    -----------     ----------       --------     ----------
    Realized gain (loss) on investments .........        15,953        (34,228)       (41,766)       (22,508)        64,422
  Change in unrealized gain (loss)
    on investments ..............................      (104,631)        (6,798)      (649,682)        32,682        235,976
                                                    -----------    -----------     ----------       --------     ----------
    Net gain (loss) on investments ..............       (88,678)       (41,026)      (691,448)        10,174        300,398
                                                    -----------    -----------     ----------       --------     ----------
  Reinvested capital gains ......................       171,526         50,337              -              -              -
                                                    -----------    -----------     ----------       --------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    82,343          4,192       (724,347)         8,152        268,611
                                                    ===========    ===========     ==========       ========     ==========


                                                        VEWrldBd     VEWrldEMkt      VEWrldHAs
                                                        --------     ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        45,349              -          5,795
  Mortality and expense risk charges (note 2) ...        (7,373)        (8,816)        (3,911)
                                                       --------     ----------       --------
    Net investment activity .....................        37,976         (8,816)         1,884
                                                       --------     ----------       --------

  Proceeds from mutual funds shares sold ........       812,591      4,789,388        211,486
  Cost of mutual fund shares sold ...............      (821,624)    (4,858,215)      (213,397)
                                                       --------     ----------       --------
    Realized gain (loss) on investments .........        (9,033)       (68,827)        (1,911)
  Change in unrealized gain (loss)
    on investments ..............................      (114,546)        34,219        (29,309)
                                                       --------     ----------       --------
    Net gain (loss) on investments ..............      (123,579)       (34,608)       (31,220)
                                                       --------     ----------       --------
  Reinvested capital gains ......................             -              -              -
                                                       --------     ----------       --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (85,603)       (43,424)       (29,336)
                                                       ========     ==========       ========



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 and 2000
(UNAUDITED)

                                                                Total                            ACVPBal
                                                    ----------------------------       -------------------------
                                                         2001            2000             2001             2000
                                                    ------------     -----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income .........................   $  3,692,256       3,768,556          65,393          79,633
  Realized gain (loss) on investments ...........    (51,874,436)     13,373,930        (135,354)        (62,434)
  Change in unrealized gain (loss)
    on investments ..............................     10,715,621     (36,644,783)       (114,452)        (52,283)
  Reinvested capital gains ......................     14,154,135      23,013,305         103,922          67,398
                                                    ------------     -----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................    (23,312,424)      3,511,008         (80,491)         32,314
                                                    ------------     -----------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      3,213,877       7,341,161              22          32,770
  Transfers between funds .......................              -               -        (228,858)       (408,249)
  Redemptions ...................................    (39,674,039)    (64,614,727)       (227,131)       (310,167)
  Annuity benefits ..............................        (13,226)        (15,711)              -               -
  Annual contract maintenance charges
    (note 2) ....................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................              -               -               -               -
  Adjustments to maintain reserves ..............        197,403          71,537             (27)             76
                                                    ------------     -----------       ---------       ---------
      Net equity transactions ...................    (36,275,985)    (57,217,740)       (455,994)       (685,570)
                                                    ------------     -----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    (59,588,409)    (53,706,732)       (536,485)       (653,256)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................    428,751,307     558,672,499       3,362,500       4,173,448
                                                    ------------     -----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $369,162,898     504,965,767       2,826,015       3,520,192
                                                    ============     ===========       =========       =========


CHANGES IN UNITS:
  Beginning units ...............................     27,612,822      34,171,782         228,249         271,810
                                                    ------------     -----------       ---------       ---------
  Units purchased ...............................     93,989,298       6,247,589          13,139           1,993
  Units redeemed ................................    (96,154,001)    (10,921,472)        (44,938)        (45,679)
                                                    ------------     -----------       ---------       ---------
  Ending units ..................................     25,448,119      29,497,899         196,450         228,124
                                                    ============     ===========       =========       =========

                                                              ACVPCapAp                        ACVPIncGr
                                                      -------------------------       -------------------------
                                                         2001            2000            2001            2000
                                                      ---------       ---------       ---------       ---------

INVESTMENT ACTIVITY:
  Net investment income .........................       (26,727)        (33,741)          4,798         (12,781)
  Realized gain (loss) on investments ...........    (1,070,488)        786,433        (216,744)        288,859
  Change in unrealized gain (loss)
    on investments ..............................    (1,054,547)       (308,896)         24,141        (449,380)
  Reinvested capital gains ......................     1,361,177         163,820               -               -
                                                      ---------       ---------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................      (790,585)        607,616        (187,805)       (173,302)
                                                      ---------       ---------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         5,105           9,082          23,228          67,471
  Transfers between funds .......................      (946,043)      1,005,354        (268,144)      3,335,669
  Redemptions ...................................      (216,771)       (312,832)       (332,436)       (415,605)
  Annuity benefits ..............................             -               -               -               -
  Annual contract maintenance charges
    (note 2) ....................................             -               -               -               -
  Contingent deferred sales charges
    (note 2) ....................................             -               -               -               -
  Adjustments to maintain reserves ..............          (104)            120             171             444
                                                      ---------       ---------       ---------       ---------
      Net equity transactions ...................    (1,157,813)        701,724        (577,181)      2,987,979
                                                      ---------       ---------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    (1,948,398)      1,309,340        (764,986)      2,814,677
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     5,105,125       3,653,233       4,530,314       3,241,260
                                                      ---------       ---------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD............     3,156,727       4,962,573       3,765,328       6,055,937
                                                      =========       =========       =========       =========


CHANGES IN UNITS:
  Beginning units ...............................       340,105         261,538         408,827         257,679
                                                      ---------       ---------       ---------       ---------
  Units purchased ...............................        55,106          76,396          81,417         463,820
  Units redeemed ................................      (148,153)        (33,095)       (134,399)       (218,564)
                                                      ---------       ---------       ---------       ---------
  Ending units ..................................       247,058         304,839         355,845         502,935
                                                      =========       =========       =========       =========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                      ACVPInt                        ACVPValue
                                          ----------------------------       -------------------------
                                               2001             2000             2001          2000
                                          ------------      ----------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (104,874)       (175,860)         (2,104)          8,629
  Realized gain (loss) on investments .     (4,137,877)      3,241,289         134,158        (347,887)
  Change in unrealized gain (loss)
    on investments ....................       (683,556)     (3,712,738)        402,030         169,752
  Reinvested capital gains ............      1,431,266         554,157               -          58,898
                                          ------------      ----------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (3,495,041)        (93,152)        534,084        (110,608)
                                          ------------      ----------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        715,333         183,997          22,048           4,652
  Transfers between funds .............      2,235,470       6,206,804       5,632,733          46,085
  Redemptions .........................     (1,031,366)     (2,096,466)       (321,895)       (265,561)
  Annuity benefits ....................         (1,933)         (2,837)           (982)           (799)
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....          6,945           1,565           2,684             136
                                          ------------      ----------       ---------       ---------
      Net equity transactions .........      1,924,449       4,293,063       5,334,588        (215,487)
                                          ------------      ----------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,570,592)      4,199,911       5,868,672        (326,095)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     18,761,381      24,132,148       3,141,977       2,134,682
                                          ------------      ----------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 17,190,789      28,332,059       9,010,649       1,808,587
                                          ============      ==========       =========       =========


CHANGES IN UNITS:
  Beginning units .....................        927,817         978,102         211,785         167,334
                                          ------------      ----------       ---------       ---------
  Units purchased .....................      7,759,996         443,376         876,501           2,980
  Units redeemed ......................     (7,615,185)       (190,450)       (517,157)        (21,557)
                                          ------------      ----------       ---------       ---------
  Ending units ........................      1,072,628       1,231,028         571,129         148,757
                                          ============      ==========       =========       =========


                                                      CSWPGPV                       CSWPIntEq
                                            -------------------------       -------------------------
                                               2001            2000            2001            2000
                                            ---------       ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (5,741)        (13,643)        (31,999)        (46,859)
  Realized gain (loss) on investments .      (234,773)        445,283        (373,271)        687,852
  Change in unrealized gain (loss)
    on investments ....................        53,581        (463,497)        401,976        (388,973)
  Reinvested capital gains ............             -               -               -               -
                                            ---------       ---------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (186,933)        (31,857)         (3,294)        252,020
                                            ---------       ---------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         7,931          32,772         657,177          66,824
  Transfers between funds .............      (261,219)        182,271       3,590,047       2,539,074
  Redemptions .........................       (40,422)       (274,679)       (143,952)       (560,018)
  Annuity benefits ....................             -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................             -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................             -               -               -               -
  Adjustments to maintain reserves ....          (582)             11               8          19,939
                                            ---------       ---------       ---------       ---------
      Net equity transactions .........      (294,292)        (59,625)      4,103,280       2,065,819
                                            ---------       ---------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (481,225)        (91,482)      4,099,986       2,317,839
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,107,002       1,504,730       3,286,025       5,427,011
                                            ---------       ---------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       625,777       1,413,248       7,386,011       7,744,850
                                            =========       =========       =========       =========


CHANGES IN UNITS:
  Beginning units .....................        72,171          78,372         284,709         343,412
                                            ---------       ---------       ---------       ---------
  Units purchased .....................         2,322           3,402      13,834,561         360,135
  Units redeemed ......................       (23,329)        (11,150)    (13,352,432)       (162,596)
                                            ---------       ---------       ---------       ---------
  Ending units ........................        51,164          70,624         766,838         540,951
                                            =========       =========       =========       =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   CSWPSmCoGr                      DryEuroEq
                                          --------------------------        ----------------------
                                              2001           2000             2001          2000
                                          -----------     ----------        -------        -------

INVESTMENT ACTIVITY:
  Net investment income ...............   $   (34,940)      (118,807)        (1,220)           (72)
  Realized gain (loss) on investments .    (1,683,329)     3,544,093         (5,150)           792
  Change in unrealized gain (loss)
    on investments ....................       855,182     (3,576,163)          (760)           655
  Reinvested capital gains ............             -              -              -              -
                                          -----------     ----------        -------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (863,087)      (150,877)        (7,130)         1,375
                                          -----------     ----------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         5,655        129,287            885              -
  Transfers between funds .............      (657,383)     2,258,382        130,786         61,132
  Redemptions .........................      (404,826)    (1,753,899)        (1,017)       (32,563)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....        (5,981)            33             28            374
                                          -----------     ----------        -------        -------
      Net equity transactions .........    (1,062,535)       633,803        130,682         28,943
                                          -----------     ----------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (1,925,622)       482,926        123,552         30,318
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,172,610     14,981,656        214,821              -
                                          -----------     ----------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 4,246,988     15,464,582        338,373         30,318
                                          ===========     ==========        =======        =======


CHANGES IN UNITS:
  Beginning units .....................       374,546        733,658         23,190              -
                                          -----------     ----------        -------        -------
  Units purchased .....................        34,009         17,764        797,598          5,136
  Units redeemed ......................      (107,858)        (6,496)      (774,560)        (2,028)
                                          -----------     ----------        -------        -------
  Ending units ........................       300,697        744,926         46,228          3,108
                                          ===========     ==========        =======        =======


                                                       DryStkIx                        DryAp
                                            --------------------------      ------------------------
                                                2001           2000            2001           2000
                                            -----------    -----------      ---------      ---------

INVESTMENT ACTIVITY:
  Net investment income ...............        (102,844)      (154,759)       (21,952)       (31,907)
  Realized gain (loss) on investments .      (5,055,745)     2,579,370       (104,698)       (33,306)
  Change in unrealized gain (loss)
    on investments ....................       1,797,327     (3,697,409)      (103,693)       109,493
  Reinvested capital gains ............           7,567         72,276              -              -
                                            -----------    -----------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (3,353,695)    (1,200,522)      (230,343)        44,280
                                            -----------    -----------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          68,651        399,119         19,016         26,669
  Transfers between funds .............      (5,556,531)    10,283,122        (82,417)      (650,320)
  Redemptions .........................      (5,085,623)   (11,062,850)      (177,463)      (440,094)
  Annuity benefits ....................               -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................               -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................               -              -              -              -
  Adjustments to maintain reserves ....            (671)         1,653            (44)           119
                                            -----------    -----------      ---------      ---------
      Net equity transactions .........     (10,574,174)      (378,956)      (240,908)    (1,063,626)
                                            -----------    -----------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (13,927,869)    (1,579,478)      (471,251)    (1,019,346)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      49,707,752     60,903,502      3,322,641      5,180,562
                                            -----------    -----------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      35,779,883     59,324,024      2,851,390      4,161,216
                                            ===========    ===========      =========      =========


CHANGES IN UNITS:
  Beginning units .....................       2,426,165      2,657,830        236,364        360,852
                                            -----------    -----------      ---------      ---------
  Units purchased .....................         990,341         17,508         89,718          1,879
  Units redeemed ......................      (1,528,307)       (53,148)      (108,118)       (78,694)
                                            -----------    -----------      ---------      ---------
  Ending units ........................       1,888,199      2,622,190        217,964        284,037
                                            ===========    ===========      =========      =========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    DryGrInc                     FidVIPEI
                                          --------------------------     -------------------------
                                              2001            2000          2001           2000
                                          -----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (14,566)       (17,496)       226,481        339,369
  Realized gain (loss) on investments .        27,269        121,121        173,194     (3,162,029)
  Change in unrealized gain (loss)
    on investments ....................       (77,666)      (153,106)    (1,968,002)      (545,586)
  Reinvested capital gains ............        30,762            915      1,112,215      2,030,575
                                          -----------      ---------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (34,201)       (48,566)      (456,112)    (1,337,671)
                                          -----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         9,712          8,542         42,870        249,084
  Transfers between funds .............       (98,112)       603,184        356,251     (5,773,184)
  Redemptions .........................      (115,472)      (346,058)    (1,491,738)    (2,794,354)
  Annuity benefits ....................             -              -         (1,510)        (1,391)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....           (25)           109          4,170            581
                                          -----------      ---------     ----------     ----------
      Net equity transactions .........      (203,897)       265,777     (1,089,957)    (8,319,264)
                                          -----------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (238,098)       217,211     (1,546,069)    (9,656,935)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,984,271      3,879,271     24,194,270     33,477,720
                                          -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..   $ 2,746,173      4,096,482     22,648,201     23,820,785
                                          ===========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................       216,765        267,211      1,419,163      2,098,395
                                          -----------      ---------     ----------     ----------
  Units purchased .....................        18,522         32,064        389,109         16,085
  Units redeemed ......................       (34,028)       (12,497)      (457,828)      (569,345)
                                          -----------      ---------     ----------     ----------
  Ending units ........................       201,259        286,778      1,350,444      1,545,135
                                          ===========      =========     ==========     ==========


                                                    FidVIPGr                      FidVIPHI
                                            -------------------------     -------------------------
                                               2001           2000           2001           2000
                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............       (211,626)      (320,347)     1,682,219      1,622,473
  Realized gain (loss) on investments .     (9,373,888)     2,784,781     (3,725,423)    (1,609,484)
  Change in unrealized gain (loss)
    on investments ....................      3,339,737     (6,762,936)     1,201,608     (1,356,262)
  Reinvested capital gains ............      2,506,352      6,209,756              -              -
                                            ----------     ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (3,739,425)     1,911,254       (841,596)    (1,343,273)
                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        158,490        297,722         28,794        159,342
  Transfers between funds .............     (4,947,135)    12,208,590         84,983     (5,006,485)
  Redemptions .........................     (4,187,421)    (7,268,809)    (1,073,803)    (2,253,663)
  Annuity benefits ....................         (2,294)        (3,015)             -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -              -              -
  Adjustments to maintain reserves ....          1,158         20,342              1            429
                                            ----------     ----------     ----------     ----------
      Net equity transactions .........     (8,977,202)     5,254,830       (960,025)    (7,100,377)
                                            ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    (12,716,627)     7,166,084     (1,801,621)    (8,443,650)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     40,663,574     45,217,406     12,337,028     29,037,140
                                            ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..     27,946,947     52,383,490     10,535,407     20,593,490
                                            ==========     ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................      1,849,241      1,803,875      1,263,020      2,271,367
                                            ----------     ----------     ----------     ----------
  Units purchased .....................      1,195,484        324,812      1,792,695         12,425
  Units redeemed ......................     (1,627,993)      (125,837)    (1,885,116)      (578,534)
                                            ----------     ----------     ----------     ----------
  Ending units ........................      1,416,732      2,002,850      1,170,599      1,705,258
                                            ==========     ==========     ==========     ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000 (UNAUDITED)

                                                   FidVIPOv                      FidVIPAM
                                          --------------------------      ------------------------
                                              2001           2000           2001           2000
                                          -----------     ----------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   420,072         89,992        301,734        290,775
  Realized gain (loss) on investments .    (1,387,567)      (159,219)       (85,334)       (22,874)
  Change in unrealized gain (loss)
    on investments ....................       (60,558)      (553,272)      (744,301)    (1,322,604)
  Reinvested capital gains ............       735,958      1,040,239        136,717        876,057
                                          -----------     ----------      ---------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (292,095)       417,740       (391,184)      (178,646)
                                          -----------     ----------      ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       659,102         87,802         13,866         73,919
  Transfers between funds .............     2,345,162      5,880,139       (200,471)      (226,353)
  Redemptions .........................      (406,564)      (863,271)      (615,479)      (987,278)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....          (162)           131            (68)           352
                                          -----------     ----------      ---------     ----------
      Net equity transactions .........     2,597,538      5,104,801       (802,152)    (1,139,360)
                                          -----------     ----------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     2,305,443      5,522,541     (1,193,336)    (1,318,006)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     5,859,951      8,145,923      9,258,206     12,050,395
                                          -----------     ----------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 8,165,394     13,668,464      8,064,870     10,732,389
                                          ===========     ==========      =========     ==========


CHANGES IN UNITS:
  Beginning units .....................       392,157        434,605        600,638        740,236
                                          -----------     ----------      ---------     ----------
  Units purchased .....................     7,994,535        635,475          4,620          4,359
  Units redeemed ......................    (7,765,047)      (296,307)       (58,753)       (75,925)
                                          -----------     ----------      ---------     ----------
  Ending units ........................       621,645        773,773        546,505        668,670
                                          ===========     ==========      =========     ==========


                                                    FidVIPCon                    FidVIPGrOp
                                            -------------------------      ------------------------
                                               2001           2000           2001           2000
                                            ----------     ----------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         18,564       (120,982)       (36,813)       190,334
  Realized gain (loss) on investments .       (875,316)        94,025     (2,460,146)    (2,246,498)
  Change in unrealized gain (loss)
    on investments ....................     (2,465,011)    (5,163,654)     1,261,607     (1,213,431)
  Reinvested capital gains ............        627,856      4,386,537              -      1,786,988
                                            ----------     ----------      ---------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (2,693,907)      (804,074)    (1,235,352)    (1,482,607)
                                            ----------     ----------      ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        117,579        184,116          3,703          9,608
  Transfers between funds .............     (1,222,371)     1,483,800     (3,008,865)     5,890,888
  Redemptions .........................     (1,252,026)    (5,121,876)    (2,921,779)    (1,993,139)
  Annuity benefits ....................           (401)          (486)             -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -              -              -
  Adjustments to maintain reserves ....          5,398         20,289          7,254          3,893
                                            ----------     ----------      ---------     ----------
      Net equity transactions .........     (2,351,821)    (3,434,157)    (5,919,687)     3,911,250
                                            ----------     ----------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (5,045,728)    (4,238,231)    (7,155,039)     2,428,643
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     25,364,828     34,196,758     16,880,133     20,543,079
                                            ----------     ----------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     20,319,100     29,958,527      9,725,094     22,971,722
                                            ==========     ==========      =========     ==========


CHANGES IN UNITS:
  Beginning units .....................      1,215,343      1,507,921      1,497,995      1,490,098
                                            ----------     ----------      ---------     ----------
  Units purchased .....................         92,441         39,193      1,184,154        440,185
  Units redeemed ......................       (218,913)      (198,741)    (1,729,287)      (188,291)
                                            ----------     ----------      ---------     ----------
  Ending units ........................      1,088,871      1,348,373        952,862      1,741,992
                                            ==========     ==========      =========     ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                             JanCapApp                    JanGITech
                                                   -------------------------        ----------------------
                                                      2001             2000          2001            2000
                                                   ----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (1,196)          (835)        (1,757)          (683)
  Realized gain (loss) on investments .........      (133,928)        (1,238)      (359,925)          (374)
  Change in unrealized gain (loss)
    on investments ............................       (93,399)         1,194        104,695         14,335
  Reinvested capital gains ....................             -              -              -              -
                                                   ----------        -------        -------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (228,523)          (879)      (256,987)        13,278
                                                   ----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         9,240          5,875         12,201             12
  Transfers between funds .....................       317,653        824,086         25,355        589,509
  Redemptions .................................      (158,526)       (31,684)       (18,898)          (947)
  Annuity benefits ............................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..................................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..................................             -              -              -              -
  Adjustments to maintain reserves ............            27           (430)            18           (241)
                                                   ----------        -------        -------        -------
      Net equity transactions .................       168,394        797,847         18,676        588,333
                                                   ----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (60,129)       796,968       (238,311)       601,611
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     1,688,359              -        747,966              -
                                                   ----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $1,628,230        796,968        509,655        601,611
                                                   ==========        =======        =======        =======


CHANGES IN UNITS:
  Beginning units .............................       214,884              -        111,412              -
                                                   ----------        -------        -------        -------
  Units purchased .............................        89,697        168,249         82,037        119,286
  Units redeemed ..............................       (62,978)       (82,549)       (90,183)       (59,595)
                                                   ----------        -------        -------        -------
  Ending units ................................       241,603         85,700        103,266         59,691
                                                   ==========        =======        =======        =======


                                                             JanIntGro                    NSATCapAp
                                                     ------------------------      ------------------------
                                                        2001            2000         2001           2000
                                                     ---------      ---------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income .......................         (1,857)        (2,066)       (59,145)       (66,291)
  Realized gain (loss) on investments .........       (440,504)         8,684     (5,811,666)    (1,160,440)
  Change in unrealized gain (loss)
    on investments ............................        230,297         30,482      3,919,487      1,068,970
  Reinvested capital gains ....................              -              -              -              -
                                                     ---------      ---------      ---------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (212,064)        37,100     (1,951,324)      (157,761)
                                                     ---------      ---------      ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          1,904          2,222        (18,049)       152,082
  Transfers between funds .....................        648,054      1,701,956     (2,320,189)    (1,582,061)
  Redemptions .................................       (232,545)      (266,521)    (2,705,278)    (1,352,264)
  Annuity benefits ............................              -              -              -              -
  Annual contract maintenance charges
    (note 2) ..................................              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..................................              -              -              -              -
  Adjustments to maintain reserves ............             66           (655)          (289)           251
                                                     ---------      ---------      ---------     ----------
      Net equity transactions .................        417,479      1,437,002     (5,043,805)    (2,781,992)
                                                     ---------      ---------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        205,415      1,474,102     (6,995,129)    (2,939,753)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      1,475,155              -     12,422,511     14,543,584
                                                     ---------      ---------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       1,680,570      1,474,102      5,427,382     11,603,831
                                                     =========      =========      =========     ==========


CHANGES IN UNITS:
  Beginning units .............................        187,315              -        826,422        700,550
                                                     ---------      ---------      ---------     ----------
  Units purchased .............................        529,662        282,755      1,520,777          7,347
  Units redeemed ..............................       (462,492)      (131,124)    (1,884,920)      (149,098)
                                                     ---------      ---------      ---------     ----------
  Ending units ................................        254,485        151,631        462,279        558,799
                                                     =========      =========      =========     ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                               NSATEmMkt           NSATGITech                NSATGvtBd                  NSATGrFoc
                                          ----------------     ----------------     -------------------------     ------------------
                                            2001      2000       2001      2000         2001           2000          2001       2000
                                          --------   -----     -------    -----     ----------     ----------     --------    ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (74)      -        (140)       -        251,092        299,180         (846)       -
  Realized gain (loss) on investments .    (29,755)      -      (8,361)       -        218,017       (594,525)     (94,374)       -
  Change in unrealized gain (loss)
    on investments ....................       (345)      -       1,653        -       (239,849)       725,536          927        -
  Reinvested capital gains ............          -       -           -        -              -              -            -        -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (30,174)      -      (6,848)       -        229,260        430,191      (94,293)       -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        100       -       3,788        -         37,568         45,473        7,507        -
  Transfers between funds .............     54,470       -      32,952        -      1,503,720     (3,018,119)     345,975        -
  Redemptions .........................     (2,327)      -      (3,788)       -     (1,511,480)      (901,955)     (65,556)       -
  Annuity benefits ....................          -       -           -        -              -              -            -        -
  Annual contract maintenance charges
    (note 2) ..........................          -       -           -        -              -              -            -        -
  Contingent deferred sales charges
    (note 2) ..........................          -       -           -        -              -              -            -        -
  Adjustments to maintain reserves ....         (2)      -        (249)       -             33            284       (1,231)       -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----
      Net equity transactions .........     52,241       -      32,703        -         29,841     (3,874,317)     286,695        -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .     22,067       -      25,855        -        259,101     (3,444,126)     192,402        -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          -       -      12,694        -     13,591,881     15,566,559       45,182        -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 22,067       -      38,549        -     13,850,982     12,122,433      237,584        -
                                          ========   =====     =======    =====     ==========     ==========     ========    =====


CHANGES IN UNITS:
  Beginning units .....................          -       -       2,117        -      1,081,594      1,373,951        7,147        -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----
  Units purchased .....................     27,061       -      13,599        -        495,345          3,920       87,120        -
  Units redeemed ......................    (24,551)      -      (6,580)       -       (493,015)      (341,874)     (42,310)       -
                                          --------   -----     -------    -----     ----------     ----------     --------    -----
  Ending units ........................      2,510       -       9,136        -      1,083,924      1,035,997       51,957        -
                                          ========   =====     =======    =====     ==========     ==========     ========    =====


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                             NSATIntGr            NSATMidCap               NSATMyMkt                  NSATMSecBd
                                         ---------------   --------------------    -------------------------    --------------------
                                            2001    2000       2001      2000          2001         2000          2001       2000
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------
INVESTMENT ACTIVITY:
  Net investment income ...............  $     (8)     -      (2,761)         5        727,900     1,253,571       6,893      8,294
  Realized gain (loss) on investments .     1,353      -     (26,386)         -              -             -     (10,678)     8,089
  Change in unrealized gain (loss)
    on investments ....................       (82)     -      13,124       (150)             -             -      (4,000)      (821)
  Reinvested capital gains ............         -      -           -          -              -             -           -          -
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     1,263      -     (16,023)      (145)       727,900     1,253,571      (7,785)    15,562
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         -      -      20,900          -        424,333     4,251,834         300          1
  Transfers between funds .............     1,449      -     643,725      6,603       (247,057)  (55,242,114)    (40,393)   617,429
  Redemptions .........................         -      -     (32,173)         -     (8,534,446)   (9,162,896)    (84,436)    (2,420)
  Annuity benefits ....................         -      -           -          -              -             -           -          -
  Annual contract maintenance charges
    (note 2) ..........................         -      -           -          -              -             -           -          -
  Contingent deferred sales charges
    (note 2) ..........................         -      -           -          -              -             -           -          -
  Adjustments to maintain reserves ....        (2)     -          (8)         -          6,389           890         (17)      (787)
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------
      Net equity transactions .........     1,447      -     632,444      6,603     (8,350,781)  (60,152,286)   (124,546)   614,223
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     2,710      -     616,421      6,458     (7,622,881)  (58,898,715)   (132,331)   629,785
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         -      -     621,669          -     48,096,601    96,627,605     324,012          -
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $  2,710      -   1,238,090      6,458     40,473,720    37,728,890     191,681    629,785
                                         ========  =====   =========   ========    ===========   ===========    ========    =======


CHANGES IN UNITS:
  Beginning units .....................         -      -      59,684          -      4,008,314     8,415,001      31,179          -
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------
  Units purchased .....................    17,086      -     114,055    654,770     45,804,035       343,030     177,115    123,804
  Units redeemed ......................   (16,718)     -     (54,786)  (327,385)   (46,491,556)   (5,539,109)   (189,855)   (61,781)
                                         --------  -----   ---------   --------    -----------   -----------    --------    -------
  Ending units ........................       368      -     118,953    327,385      3,320,793     3,218,922      18,439     62,023
                                         ========  =====   =========   ========    ===========   ===========    ========    =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                    NSATSmCapG                    NSATSmCapV
                                          --------------------------      ------------------------
                                              2001             2000          2001            2000
                                          -----------         ------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (2,375)           (31)       (55,617)       (13,181)
  Realized gain (loss) on investments .         1,101            280        128,412        108,738
  Change in unrealized gain (loss)
    on investments ....................        15,722          1,900      1,573,470         42,955
  Reinvested capital gains ............             -              -              -              -
                                          -----------         ------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        14,448          2,149      1,646,265        138,512
                                          -----------         ------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       (21,464)         1,886          4,059          4,514
  Transfers between funds .............       349,878         14,839      1,834,641        461,352
  Redemptions .........................       (14,559)             -       (240,614)      (465,670)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....            (6)             -             47             39
                                          -----------         ------      ---------      ---------
      Net equity transactions .........       313,849         16,725      1,598,133            235
                                          -----------         ------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       328,297         18,874      3,244,398        138,747
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       238,431              -      5,638,332      1,524,070
                                          -----------         ------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   566,728         18,874      8,882,730      1,662,817
                                          ===========         ======      =========      =========


CHANGES IN UNITS:
  Beginning units .....................        29,652              -        479,284        141,985
                                          -----------         ------      ---------      ---------
  Units purchased .....................        54,047         54,942        629,552         50,023
  Units redeemed ......................        (8,927)       (27,471)      (528,389)       (51,442)
                                          -----------         ------      ---------      ---------
  Ending units ........................        74,772         27,471        580,447        140,566
                                          ===========         ======      =========      =========


                                                      NSATSmCo                      NSATStMCap
                                             -------------------------        ----------------------
                                                2001           2000            2001            2000
                                             ----------     ----------        -------        -------
INVESTMENT ACTIVITY:
  Net investment income ...............         (68,502)       (91,303)        (4,809)          (191)
  Realized gain (loss) on investments .      (1,850,962)     3,150,965       (354,208)         1,110
  Change in unrealized gain (loss)
    on investments ....................       1,845,395     (2,112,338)       226,755          5,397
  Reinvested capital gains ............               -              -              -              -
                                             ----------     ----------        -------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (74,069)       947,324       (132,262)         6,316
                                             ----------     ----------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          42,700        109,775        (34,732)         1,932
  Transfers between funds .............       3,264,152        831,818       (160,715)       127,692
  Redemptions .........................        (783,974)    (1,256,287)       (90,705)          (310)
  Annuity benefits ....................          (1,939)        (2,166)             -              -
  Annual contract maintenance charges
    (note 2) ..........................               -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................               -              -              -              -
  Adjustments to maintain reserves ....          (1,351)            (8)           (24)             1
                                             ----------     ----------        -------        -------
      Net equity transactions .........       2,519,588       (316,868)      (286,176)       129,315
                                             ----------     ----------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       2,445,519        630,456       (418,438)       135,631
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      11,269,067     11,567,239        964,811              -
                                             ----------     ----------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .      13,714,586     12,197,695        546,373        135,631
                                             ==========     ==========        =======        =======


CHANGES IN UNITS:
  Beginning units .....................         528,210        581,775        119,516              -
                                             ----------     ----------        -------        -------
  Units purchased .....................         706,005          3,214         83,783         26,842
  Units redeemed ......................        (577,591)       (10,717)      (124,232)       (13,405)
                                             ----------     ----------        -------        -------
  Ending units ........................         656,624        574,272         79,067         13,437
                                             ==========     ==========        =======        =======


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                  NSATTotRe                        NBAMTGro
                                          --------------------------      ------------------------
                                              2001            2000           2001           2000
                                          -----------     ----------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (27,835)       (54,823)       (34,954)       (71,392)
  Realized gain (loss) on investments .    (1,833,629)      (286,155)    (6,085,080)       963,645
  Change in unrealized gain (loss)
    on investments ....................     1,154,567        539,525      1,700,830       (844,501)
  Reinvested capital gains ............             -              -      2,729,413        785,729
                                          -----------     ----------      ---------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (706,897)       198,547     (1,689,791)       833,481
                                          -----------     ----------      ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        10,728         21,326        (37,669)        68,094
  Transfers between funds .............      (355,864)    (1,380,144)    (2,717,898)     5,160,619
  Redemptions .........................      (504,607)    (1,531,578)      (286,430)    (1,041,764)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....          (125)           297         39,990            164
                                          -----------     ----------      ---------     ----------
      Net equity transactions .........      (849,868)    (2,890,099)    (3,002,007)     4,187,113
                                          -----------     ----------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (1,556,765)    (2,691,552)    (4,691,798)     5,020,594
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,624,241     14,126,186      7,991,932      6,856,877
                                          -----------     ----------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 7,067,476     11,434,634      3,300,134     11,877,471
                                          ===========     ==========      =========     ==========


CHANGES IN UNITS:
  Beginning units .....................       490,996        775,829        408,640        305,262
                                          -----------     ----------      ---------     ----------
  Units purchased .....................       107,310          1,200         76,848        295,087
  Units redeemed ......................      (158,273)      (165,021)      (276,276)      (134,177)
                                          -----------     ----------      ---------     ----------
  Ending units ........................       440,033        612,008        209,212        466,172
                                          ===========     ==========      =========     ==========



                                                    NBAMTGuard                   NBAMTLMat
                                              ----------------------      ------------------------
                                               2001            2000         2001            2000
                                              -------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        (2,797)         3,200        285,882        297,616
  Realized gain (loss) on investments .       (77,573)        25,866       (102,686)      (169,865)
  Change in unrealized gain (loss)
    on investments ....................           526        (40,773)      (110,741)       (52,091)
  Reinvested capital gains ............        64,095              -              -              -
                                              -------        -------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (15,749)       (11,707)        72,455         75,660
                                              -------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         5,282          4,571         29,871         51,190
  Transfers between funds .............       490,365     (1,095,260)       181,862       (330,890)
  Redemptions .........................       (38,462)      (125,082)      (188,938)      (274,140)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....        (3,758)            14        122,243            112
                                              -------        -------      ---------      ---------
      Net equity transactions .........       453,427     (1,215,757)       145,038       (553,728)
                                              -------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       437,678     (1,227,464)       217,493       (478,068)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       562,211      1,735,967      5,093,691      5,540,661
                                              -------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       999,889        508,503      5,311,184      5,062,593
                                              =======        =======      =========      =========


CHANGES IN UNITS:
  Beginning units .....................        53,703        165,279        438,027        501,453
                                              -------        -------      ---------      ---------
  Units purchased .....................       144,759            443        199,695          4,116
  Units redeemed ......................      (103,757)      (118,710)      (198,150)       (52,768)
                                              -------        -------      ---------      ---------
  Ending units ........................        94,705         47,012        439,572        452,801
                                              =======        =======      =========      =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                   NBAMTPart                      OppAggGro
                                          --------------------------     -------------------------
                                              2001            2000           2001           2000
                                          -----------     ----------     ----------        -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (26,751)         7,532          2,155           (895)
  Realized gain (loss) on investments .      (150,948)      (545,947)      (861,642)       101,953
  Change in unrealized gain (loss)
    on investments ....................      (228,224)    (1,588,480)       242,556          5,340
  Reinvested capital gains ............       285,015      1,915,674        185,322              -
                                          -----------     ----------     ----------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (120,908)      (211,221)      (431,609)       106,398
                                          -----------     ----------     ----------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        18,353         57,541        (32,975)         2,380
  Transfers between funds .............      (689,949)    (1,720,014)      (722,466)       576,747
  Redemptions .........................      (486,009)    (1,225,418)       (46,958)       (37,356)
  Annuity benefits ....................        (1,134)        (1,155)             -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....           (18)           583            (38)            10
                                          -----------     ----------     ----------        -------
      Net equity transactions .........    (1,158,757)    (2,888,463)      (802,437)       541,781
                                          -----------     ----------     ----------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (1,279,665)    (3,099,684)    (1,234,046)       648,179
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,555,563     13,031,999      2,078,239              -
                                          -----------     ----------     ----------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 7,275,898      9,932,315        844,193        648,179
                                          ===========     ==========     ==========        =======


CHANGES IN UNITS:
  Beginning units .....................       500,298        756,409        268,198              -
                                          -----------     ----------     ----------        -------
  Units purchased .....................       262,660          3,372        889,758        117,937
  Units redeemed ......................      (331,612)      (175,963)    (1,007,629)       (57,126)
                                          -----------     ----------     ----------        -------
  Ending units ........................       431,346        583,818        150,327         60,811
                                          ===========     ==========     ==========        =======



                                                     OppBdFd                       OppCapAp
                                            ------------------------     -------------------------
                                               2001           2000           2001           2000
                                            ---------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............       573,820        570,486        (11,654)      (108,337)
  Realized gain (loss) on investments .      (234,589)      (136,634)    (1,044,739)     1,553,689
  Change in unrealized gain (loss)
    on investments ....................        32,823       (354,643)      (574,328)    (1,296,340)
  Reinvested capital gains ............             -              -        949,396        715,120
                                            ---------      ---------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       372,054         79,209       (681,325)       864,132
                                            ---------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        14,851         41,591         48,876         39,564
  Transfers between funds .............       274,630     (1,107,095)    (1,057,499)    11,413,782
  Redemptions .........................      (436,774)      (435,900)      (625,064)    (2,371,723)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....            32            139            285            427
                                            ---------      ---------     ----------     ----------
      Net equity transactions .........      (147,261)    (1,501,265)    (1,633,402)     9,082,050
                                            ---------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       224,793     (1,422,056)    (2,314,727)     9,946,182
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,304,502      8,493,656     11,683,928     10,111,617
                                            ---------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     8,529,295      7,071,600      9,369,201     20,057,799
                                            =========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................       701,807        750,566        668,394        568,790
                                            ---------      ---------     ----------     ----------
  Units purchased .....................       194,158          3,588        188,699        859,140
  Units redeemed ......................      (206,981)      (136,714)      (289,493)      (389,266)
                                            ---------      ---------     ----------     ----------
  Ending units ........................       688,984        617,440        567,600      1,038,664
                                            =========      =========     ==========     ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                     OppGlSec                        OppGroInc
                                          ----------------------------        ------------------------
                                               2001            2000             2001            2000
                                          ------------      ----------        --------         -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     (6,318)        (61,164)         (2,423)           (229)
  Realized gain (loss) on investments .     (1,735,323)      1,043,876         (44,090)            (71)
  Change in unrealized gain (loss)
    on investments ....................       (606,367)     (1,400,823)         13,012            (677)
  Reinvested capital gains ............      1,455,535       2,010,402               -               -
                                          ------------      ----------        --------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (892,473)      1,592,291         (33,501)           (977)
                                          ------------      ----------        --------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         29,770         186,306          19,860               -
  Transfers between funds .............      2,369,855       2,943,047         301,118         178,688
  Redemptions .........................       (760,636)     (1,222,603)       (176,152)              -
  Annuity benefits ....................         (2,182)         (2,885)              -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....           (681)             12             (67)              -
                                          ------------      ----------        --------         -------
      Net equity transactions .........      1,636,126       1,903,877         144,759         178,688
                                          ------------      ----------        --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        743,653       3,496,168         111,258         177,711
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     11,476,880      10,845,594         748,803               -
                                          ------------      ----------        --------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 12,220,533      14,341,762         860,061         177,711
                                          ============      ==========        ========         =======


CHANGES IN UNITS:
  Beginning units .....................        465,115         454,999          83,502               -
                                          ------------      ----------        --------         -------
  Units purchased .....................        804,892         159,452          54,446          35,826
  Units redeemed ......................       (725,294)        (66,697)        (35,227)        (17,913)
                                          ------------      ----------        --------         -------
  Ending units ........................        544,713         547,754         102,721          17,913
                                          ============      ==========        ========         =======


                                                       OppMult                         StOpp2
                                              -------------------------      --------------------------
                                                 2001            2000            2001            2000
                                              ---------       ---------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         125,338         196,313         (51,572)        (80,053)
  Realized gain (loss) on investments .         (23,718)         (7,950)       (220,175)      1,360,021
  Change in unrealized gain (loss)
    on investments ....................        (120,779)       (237,733)        155,342        (957,160)
  Reinvested capital gains ............         209,704         338,764               -               -
                                              ---------       ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         190,545         289,394        (116,405)        322,808
                                              ---------       ---------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           4,132          29,849          24,349          51,742
  Transfers between funds .............         252,599         (40,485)       (630,948)        488,855
  Redemptions .........................        (319,572)       (568,044)       (628,259)       (686,545)
  Annuity benefits ....................               -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................               -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................               -               -               -               -
  Adjustments to maintain reserves ....              42             120           1,294             236
                                              ---------       ---------      ----------      ----------
      Net equity transactions .........         (62,799)       (578,560)     (1,233,564)       (145,712)
                                              ---------       ---------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         127,746        (289,166)     (1,349,969)        177,096
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       4,476,576       5,270,225      10,972,675      10,919,497
                                              ---------       ---------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .       4,604,322       4,981,059       9,622,706      11,096,593
                                              =========       =========      ==========      ==========


CHANGES IN UNITS:
  Beginning units .....................         286,620         353,978         502,769         524,452
                                              ---------       ---------      ----------      ----------
  Units purchased .....................          45,716           1,870         132,414           3,810
  Units redeemed ......................         (50,430)        (39,999)       (192,240)        (12,458)
                                              ---------       ---------      ----------      ----------
  Ending units ........................         281,906         315,849         442,943         515,804
                                              =========       =========      ==========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                     StDisc2                      StIntStk2
                                          --------------------------       -----------------------
                                              2001            2000            2001           2000
                                          -----------      ---------       --------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      (505)        (7,734)        (5,119)       (14,889)
  Realized gain (loss) on investments .        15,953         71,430        (34,228)       656,169
  Change in unrealized gain (loss)
    on investments ....................      (104,631)        55,819         (6,798)      (575,001)
  Reinvested capital gains ............       171,526              -         50,337              -
                                          -----------      ---------       --------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        82,343        119,515          4,192         66,279
                                          -----------      ---------       --------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           910          7,219           (281)        33,567
  Transfers between funds .............        57,544        (98,856)      (181,353)      (202,836)
  Redemptions .........................       (93,129)      (127,803)       (21,519)      (132,939)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....           (78)            20          1,828             12
                                          -----------      ---------       --------      ---------
      Net equity transactions .........       (34,753)      (219,420)      (201,325)      (302,196)
                                          -----------      ---------       --------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        47,590        (99,905)      (197,133)      (235,917)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       979,216      1,161,674        626,935      2,232,088
                                          -----------      ---------       --------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,026,806      1,061,769        429,802      1,996,171
                                          ===========      =========       ========      =========


CHANGES IN UNITS:
  Beginning units .....................        79,972         97,613         68,138        144,591
                                          -----------      ---------       --------      ---------
  Units purchased .....................         8,184            548      2,242,123          4,523
  Units redeemed ......................       (11,176)       (17,760)    (2,255,562)        (1,246)
                                          -----------      ---------       --------      ---------
  Ending units ........................        76,980         80,401         54,699        147,868
                                          ===========      =========       ========      =========


                                                     DrySRGro                      UIFEmMkt
                                           -------------------------       -----------------------
                                                2001          2000            2001           2000
                                           ----------     ----------       --------       --------
INVESTMENT ACTIVITY:
  Net investment income ...............       (32,899)       (50,308)        (2,022)        (3,168)
  Realized gain (loss) on investments .       (41,766)       377,140        (22,508)        (8,866)
  Change in unrealized gain (loss)
    on investments ....................      (649,682)      (229,768)        32,682          5,766
  Reinvested capital gains ............             -              -              -              -
                                           ----------     ----------       --------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (724,347)        97,064          8,152         (6,268)
                                           ----------     ----------       --------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        17,756         77,183            690          6,317
  Transfers between funds .............      (478,077)       384,292       (105,591)       322,605
  Redemptions .........................      (237,808)    (1,159,196)        (7,117)      (211,651)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....          (117)           177             (3)             9
                                           ----------     ----------       --------       --------
      Net equity transactions .........      (698,246)      (697,544)      (112,021)       117,280
                                           ----------     ----------       --------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (1,422,593)      (600,480)      (103,869)       111,012
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     5,326,389      7,547,914        359,700        192,751
                                           ----------     ----------       --------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .     3,903,796      6,947,434        255,831        303,763
                                           ==========     ==========       ========       ========


CHANGES IN UNITS:
  Beginning units .....................       257,488        319,941         37,139         21,848
                                           ----------     ----------       --------       --------
  Units purchased .....................        21,571          8,736         60,600         17,232
  Units redeemed ......................       (57,713)       (39,418)       (72,344)        (6,519)
                                           ----------     ----------       --------       --------
  Ending units ........................       221,346        289,259         25,395         32,561
                                           ==========     ==========       ========       ========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                     UIFUSRE                      VEWrldBd
                                          --------------------------      ------------------------
                                              2001            2000           2001           2000
                                          -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (31,787)       137,050         37,976         64,446
  Realized gain (loss) on investments .        64,422        (31,479)        (9,033)      (133,044)
  Change in unrealized gain (loss)
    on investments ....................       235,976        368,176       (114,546)        44,333
  Reinvested capital gains ............             -              -              -              -
                                          -----------      ---------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       268,611        473,747        (85,603)       (24,265)
                                          -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         6,164         20,842          1,232         18,188
  Transfers between funds .............       191,129       (171,099)       (46,180)       (66,869)
  Redemptions .........................      (113,426)      (380,108)      (109,143)       (88,421)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....        13,465             95            177           (135)
                                          -----------      ---------      ---------      ---------
      Net equity transactions .........        97,332       (530,270)      (153,914)      (137,237)
                                          -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       365,943        (56,523)      (239,517)      (161,502)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     4,583,740      3,861,765      1,205,275      1,524,816
                                          -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 4,949,683      3,805,242        965,758      1,363,314
                                          ===========      =========      =========      =========


CHANGES IN UNITS:
  Beginning units .....................       268,437              -        115,670        146,918
                                          -----------      ---------      ---------      ---------
  Units purchased .....................       135,453        (10,793)        67,520          1,680
  Units redeemed ......................      (133,734)       296,228        (82,464)       (16,023)
                                          -----------      ---------      ---------      ---------
  Ending units ........................       270,156        285,435        100,726        132,575
                                          ===========      =========      =========      =========


                                                  VEWrldEMkt                      VEWrldHAs
                                           ------------------------        ----------------------
                                               2001           2000           2001           2000
                                           ---------      ---------        -------       --------
INVESTMENT ACTIVITY:
  Net investment income ...............       (8,816)       (20,432)         1,884          4,917
  Realized gain (loss) on investments .      (68,827)        40,251         (1,911)        48,445
  Change in unrealized gain (loss)
    on investments ....................       34,219       (379,903)       (29,309)       (43,019)
  Reinvested capital gains ............            -              -              -              -
                                           ---------      ---------        -------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (43,424)      (360,084)       (29,336)        10,343
                                           ---------      ---------        -------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        1,703         23,200            753          2,107
  Transfers between funds .............     (293,307)      (259,498)         8,477       (248,482)
  Redemptions .........................      (48,472)      (274,238)       (19,075)      (126,082)
  Annuity benefits ....................         (851)          (977)             -              -
  Annual contract maintenance charges
    (note 2) ..........................            -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................            -              -              -              -
  Adjustments to maintain reserves ....         (666)         1,067             44         (1,762)
                                           ---------      ---------        -------       --------
      Net equity transactions .........     (341,593)      (510,446)        (9,801)      (374,219)
                                           ---------      ---------        -------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (385,017)      (870,530)       (39,137)      (363,876)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    1,175,177      2,556,931        534,554        953,300
                                           ---------      ---------        -------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .      790,160      1,686,401        495,417        589,424
                                           =========      =========        =======       ========


CHANGES IN UNITS:
  Beginning units .....................      181,801        226,604         61,128        119,693
                                           ---------      ---------        -------       --------
  Units purchased .....................      692,301          2,383         22,947            270
  Units redeemed ......................     (750,167)       (57,206)       (24,995)       (48,232)
                                           ---------      ---------        -------       --------
  Ending units ........................      123,935        171,781         59,080         71,731
                                           =========      =========        =======       ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2001 AND 2000
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; how-ever, other distributors are utilized.

    (b) The Contracts

        Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP);
             American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
               (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
               (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

           Portfolios of the Credit Suisse Warburg Pincus Trust;
             Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital
               Portfolio (CSWPGPV)
               (formerly Warburg Pincus Trust - Post-Venture Capital Portfolio)
             Credit Suisse Warburg Pincus Trust - International Equity Portfolio
               (CSWPIntEq)
             Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio
               (CSWPSmCoGr)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus
               VIF - Capital Appreciation Fund)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
               (FidVIPEI)
             Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
               (FidVIPAM)
             Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
               (FidVIPCon)

           Portfolio of the Fidelity(R) Variable Insurance Products Fund III
               (Fidelity VIP-III);
             Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial
                Class (FidVIPGrOp)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

    Portfolios of the Janus Aspen Series (Janus AS);
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech) Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

    Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
      Nationwide(R) SAT - Capital Appreciation Fund (NSATCapAp) Nationwide(R) SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide(R) SAT - Global Technology & Communications Fund - Gartmore
        (NSATGlTech)
      Nationwide(R) SAT - Government Bond Fund (NSATGvtBd)
      Nationwide(R) SAT - Growth Focus Fund - Turner (NSATGrFoc) Nationwide(R) SAT - International Growth Fund (NSATIntGr) Nationwide(R) SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap) Nationwide(R) SAT - Money Market Fund (NSATMyMkt)
      Nationwide(R) SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide(R) SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide(R) SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide(R) SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide(R) SAT - Strong Mid Cap Growth Fund (NSATStMCap)
        (formerly Nationwide SAT - Strategic Growth Fund)
      Nationwide(R) SAT - Total Return Fund (NSATTotRe)

    Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger &
      Berman AMT);
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

    Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
      Oppenheimer - Aggressive Growth Fund/VA (OppAggGr)
      Oppenheimer - Bond Fund/VA (OppBdFd)
      Oppenheimer - Capital Appreciation Fund/VA (OppCapAp)
      Oppenheimer - Global Securities Fund/VA (OppGlSec)
      Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer - Multiple Strategies Fund/VA (OppMult)

    Strong Opportunity Fund II, Inc. (StOpp2)

    Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
      Strong VIF - Strong Discovery Fund II (StDisc2)
      Strong VIF - Strong International Stock Fund II (StIntStk2)

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

    Portfolios of The Universal Institutional Funds, Inc. (TheUIF);
      The UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      The UIF - U.S. Real Estate Portfolio (UIFUSRE)

    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2).

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

    The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended June 30, 2001.

                                                                            Unit         Contract                     Total
                                                               Units     Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                             --------    ----------    --------------  -----------  ----------------
       American Century Variable Portfolios, Inc.-
       American Century VP Balanced
         2001 .......................................         196,450     14.385389     $ 2,826,015       1.47%    -2.35%
         2000 .......................................         228,124     15.431048       3,520,192       1.35%     0.50%
         1999 .......................................         292,763     14.633812       4,284,239       1.42%     3.37%
         1998 .......................................         206,827     14.089887       2,914,170       1.35%    13.56%
         1997 .......................................          75,500     11.755965         887,576       1.44%     8.13%

       American Century Variable Portfolios, Inc.-
       American Century VP Capital Appreciation
         2001 .......................................         247,058     12.777261       3,156,727       1.46%   -14.88%
         2000 .......................................         304,839     16.279327       4,962,573       1.39%    16.55%
         1999 .......................................         243,701      9.927663       2,419,382       1.45%    15.24%
         1998 .......................................         196,210      8.947916       1,755,670       1.38%     0.15%
         1997 .......................................         119,165      8.981763       1,070,312       1.48%    -4.16%

       American Century Variable Portfolios, Inc.-
       American Century VP Income & Growth
         2001 .......................................         355,845     10.581364       3,765,328       1.46%    -4.51%
         2000 .......................................         502,935     12.041182       6,055,932       1.39%    -4.27%
         1999 .......................................         270,355     11.784618       3,186,030       1.45%     8.97%
         1998 .......................................          16,303     10.087904         164,463       1.36%     0.88% 05/01/98

       American Century Variable Portfolios, Inc.-
       American Century VP International
         2001 .......................................       1,072,628     16.018793      17,182,213       1.42%   -20.73%
         2000 .......................................       1,231,028     23.000608      28,314,392       1.43%    -6.69%
         1999 .......................................       1,074,872     16.250014      17,466,685       1.38%     6.58%
         1998 .......................................         938,047     16.206703      15,202,649       1.36%    24.40%
         1997 .......................................         235,838     13.143143       3,099,653       1.42%    17.95%

       American Century Variable Portfolios, Inc.-
       American Century VP Value
         2001 .......................................         571,129     15.763233       9,002,843       1.33%     6.43%
         2000 .......................................         148,757     12.122333       1,803,282       1.35%    -4.69%
         1999 .......................................         205,340     14.622483       3,002,580       1.39%    12.33%
         1998 .......................................         197,892     13.249756       2,622,021       1.36%     5.14%
         1997 .......................................          59,343     11.412949         677,279       1.40%    12.53%

                                                                  Unit          Contract                       Total
                                                     Units      Fair Value    Owners' Equity  Expenses(*)     Return(**)
                                                   --------     ----------    -------------- -----------    ----------------
Credit Suisse Warburg Pincus Trust -
Global Post-Venture Capital Portfolio
   2001 ...................................          51,164     12.242038         625,777       1.39%       -20.19%
   2000 ...................................          70,624     20.010871       1,413,248       1.41%         4.22%
   1999 ...................................          56,254     13.336128         750,210       1.41%        11.92%
   1998 ...................................         107,813     12.757747       1,375,451       1.41%        12.38%
   1997 ...................................          20,350     10.431228         212,275       1.41%         2.63%

Credit Suisse Warburg Pincus Trust -
International Equity Portfolio
   2001 ...................................         766,838      9.631781       7,386,011       1.47%       -16.55%
   2000 ...................................         540,951     14.317097       7,744,848       1.36%        -9.40%
   1999 ...................................         706,080     11.093279       7,832,743       1.40%         6.14%
   1998 ...................................         694,135     11.318216       7,856,370       1.46%        12.43%
   1997 ...................................         578,521     11.929637       6,901,546       1.47%        14.15%

Credit Suisse Warburg Pincus Trust -
Small Company Growth Portfolio
   2001 ...................................         300,697     14.123836       4,246,988       1.44%       -14.18%
   2000 ...................................         744,926     20.759895      15,464,585       1.44%         1.66%
   1999 ...................................         618,949     12.987268       8,038,457       1.39%         5.98%
   1998 ...................................         786,676     13.317115      10,476,254       1.38%         4.04%
   1997 ...................................         550,824     11.439501       6,301,151       1.51%         1.86%

Dreyfus Investment Portfolios -
European Equity Portfolio
   2001 ...................................          46,228      7.319657         338,373       1.41%       -20.98%
   2000 ...................................           3,108      9.754927          30,318       1.34%        -2.45% 05/01/00

Dreyfus Stock Index Fund
   2001 ...................................       1,888,199     18.949213      35,779,883       1.47%        -7.51%
   2000 ...................................       2,622,190     22.623849      59,324,031       1.33%        -1.27%
   1999 ...................................       2,698,231     21.463966      57,914,738       1.39%        11.33%
   1998 ...................................       2,125,763     17.799963      37,838,503       1.35%        16.66%
   1997 ...................................         687,827     13.923944       9,577,264       1.50%        19.57%

Dreyfus Variable Investment Fund -
Appreciation Portfolio
   2001 ...................................         217,964     13.081946       2,851,390       1.48%        -6.94%
   2000 ...................................         284,037     14.650233       4,161,208       1.40%         2.05%
   1999 ...................................         490,547     13.950638       6,843,444       1.44%         6.74%
   1998 ...................................         274,639     12.207548       3,352,669       1.46%        19.86%

Dreyfus Variable Investment Fund -
Growth and Income Portfolio
   2001 ...................................         201,259     13.644975       2,746,173       1.45%        -0.89%
   2000 ...................................         286,778     14.284486       4,096,476       1.42%        -1.61%
   1999 ...................................         260,667     13.899308       3,623,091       1.39%        10.28%
   1998 ...................................         196,493     12.091521       2,375,899       1.39%         5.72%
   1997 ...................................          31,888     10.829276         345,324       1.49%         8.44%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                                Unit        Contract                         Total
                                                                Units        Fair Value   Owners' Equity    Expenses(*)   Return(**)
                                                                -----        ----------   --------------   -----------    ----------
Fidelity VIP - Equity-Income Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,350,444      16.766192     22,641,809         1.45%         -1.62%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,545,135      15.410951     23,812,000         1.35%         -3.37%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   2,654,711      17.029402     45,208,141         1.45%         11.89%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   2,677,746      15.181893     40,653,253         1.41%          9.73%
   1997 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,546,727      12.663185     19,586,490         1.49%         15.55%

Fidelity VIP - Growth Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,416,732      19.718847     27,936,325         1.44%        -10.29%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   2,002,850      26.144369     52,363,249         1.34%          4.35%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,873,609      21.012246     39,368,733         1.47%         13.59%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,426,211      15.914058     22,696,805         1.42%         18.27%
   1997 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,596,029      12.495695     19,943,492         1.43%         13.01%

Fidelity VIP - High Income Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,170,599       9.000013     10,535,407         1.44%         -7.86%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,705,258      12.076463     20,593,485         1.38%         -5.53%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   2,452,298      12.855690     31,525,983         1.36%          7.19%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   2,612,380      13.235337     34,575,729         1.39%          4.04%
   1997 . . . . . . . . . . . . . . . . . . . . . . . . . .     594,990      11.729790      6,979,108         1.46%          6.93%

Fidelity VIP - Overseas Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .     621,645      13.135138      8,165,394         1.37%        -12.10%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .     773,773      17.664686     13,668,457         1.43%         -5.75%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .     567,917      14.312456      8,128,287         1.45%          7.33%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .     396,139      13.815009      5,472,664         1.41%         15.12%
   1997 . . . . . . . . . . . . . . . . . . . . . . . . . .     244,823      12.618176      3,089,219         1.51%         15.60%

Fidelity VIP-II - Asset Manager Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .     546,505      14.757166      8,064,870         1.47%         -4.26%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .     668,670      16.050358     10,732,393         1.41%         -1.41%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .     812,961      15.538618     12,632,291         1.38%          4.50%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .     579,937      14.228507      8,251,637         1.42%          8.50%
   1997 . . . . . . . . . . . . . . . . . . . . . . . . . .     260,325      12.176712      3,169,903         1.51%         10.40%

Fidelity VIP-II - Contrafund Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,088,871      18.658586     20,316,790         1.43%        -10.59%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,348,373      22.215540     29,954,835         1.45%         -2.03%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,716,085      20.452737     35,098,635         1.43%         10.45%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,742,968      16.753577     29,200,949         1.39%         15.89%
   1997 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,092,740      13.094686     14,309,087         1.44%         10.82%

Fidelity VIP-III -
Growth Opportunities Portfolio: Initial Class
   2001 . . . . . . . . . . . . . . . . . . . . . . . . . .     952,862      10.206192      9,725,094         1.44%         -9.43%
   2000 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,741,992      13.187046     22,971,728         1.35%         -4.35%
   1999 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,531,126      14.182328     21,714,932         1.42%          5.71%
   1998 . . . . . . . . . . . . . . . . . . . . . . . . . .   1,313,340      12.073841     15,857,059         1.42%         10.52%

                                                                        Unit           Contract                         Total
                                                        Units        Fair Value      Owners' Equity  Expenses(*)       Return(**)
                                                        -----        ----------      -------------- -----------       ----------


Janus Aspen Series -
Capital Appreciation Portfolio - Service Shares
   2001 . . . . . . . . . . . . . . . . . . . . . .     241,603        6.739292        1,628,230      1.46%       -14.23%
   2000 . . . . . . . . . . . . . . . . . . . . . .      85,700        9.299486          796,966      1.33%        -7.01% 05/01/00

Janus Aspen Series -
Global Technology Portfolio - Service Shares
   2001 . . . . . . . . . . . . . . . . . . . . . .     103,266        4.935362          509,655      1.48%       -26.49%
   2000 . . . . . . . . . . . . . . . . . . . . . .      59,691       10.078773          601,612      1.44%         0.79% 05/01/00

Janus Aspen Series -
International Growth Portfolio - Service Shares
   2001 . . . . . . . . . . . . . . . . . . . . . .     254,485        6.603812        1,680,570      1.40%       -16.15%
   2000 . . . . . . . . . . . . . . . . . . . . . .     151,631        9.721625        1,474,100      1.36%        -2.78% 05/01/00

Nationwide(R) Separate Account Trust -
Capital Appreciation Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .     462,279       11.740500        5,427,382      1.45%       -21.89%
   2000 . . . . . . . . . . . . . . . . . . . . . .     558,799       20.765687       11,603,845      1.39%         0.03%
   1999 . . . . . . . . . . . . . . . . . . . . . .   1,229,188       22.448420       27,593,329      1.42%        11.12%
   1998 . . . . . . . . . . . . . . . . . . . . . .     742,715       18.676483       13,871,305      1.42%        18.41%
   1997 . . . . . . . . . . . . . . . . . . . . . .     167,861       14.270954        2,395,537      1.46%        19.93%

Gartmore NSAT - Emerging Markets Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .       2,510        8.791520           22,067      1.26%         1.27%

Gartmore NSAT -
Global Technology & Communications Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .       9,136        4.219407           38,549      1.37%       -29.63%

Nationwide(R) Separate Account Trust -
Government Bond Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .   1,083,924       12.778557       13,850,985      1.45%         1.69%
   2000 . . . . . . . . . . . . . . . . . . . . . .   1,035,997       11.701224       12,122,433      1.36%         3.28%
   1999 . . . . . . . . . . . . . . . . . . . . . .   1,429,144       11.433545       16,340,182      1.44%        -2.88%
   1998 . . . . . . . . . . . . . . . . . . . . . .     608,442       11.324796        6,890,482      1.42%         3.24%
   1997 . . . . . . . . . . . . . . . . . . . . . .     151,442       10.361842        1,569,218      1.45%         2.10%

Turner NSAT Growth Focus Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .      51,957        4.572718          237,584      1.44%       -27.67%

Gartmore NSAT International Growth Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .         368        7.358100            2,710      1.09%       -20.17%

Dreyfus NSAT Mid Cap Index Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .     118,953       10.408245        1,238,090      1.32%        -0.07%
   2000 . . . . . . . . . . . . . . . . . . . . . .         655        9.855355            6,455      1.34%        -1.45% 05/01/00

Nationwide(R) Separate Account Trust -
Money Market Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .   3,320,792       12.187970       40,473,713      1.41%         1.57%
   2000 . . . . . . . . . . . . . . . . . . . . . .   3,218,922       11.720971       37,728,891      1.34%         2.07%
   1999 . . . . . . . . . . . . . . . . . . . . . .   7,325,772       11.286220       82,680,275      1.40%         1.56%
   1998 . . . . . . . . . . . . . . . . . . . . . .   3,065,991       10.913421       33,460,451      1.42%         1.88%
   1997 . . . . . . . . . . . . . . . . . . . . . .   1,615,820       10.512228       16,985,869      1.50%         1.80%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                      Unit        Contract                            Total
                                                        Units      Fair Value    Owners' Equity    Expenses(*)       Return(**)
                                                        -----      ----------    --------------   -----------       ----------
MAS NSAT Multi Sector Bond Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .     18,439      10.395211      191,681           1.44%         0.03%
   2000 . . . . . . . . . . . . . . . . . . . . . .     62,023      10.153955      629,778           1.36%         1.54% 05/01/00

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Growth Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .     74,772       7.579429       566,728          1.31%        -5.74%
   2000 . . . . . . . . . . . . . . . . . . . . . .      1,857      10.162596        18,872          1.40%         1.63% 05/01/00

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Cap Value Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .    580,447      15.303262     8,882,730          1.40%        30.08%
   2000 . . . . . . . . . . . . . . . . . . . . . .    140,566      11.829432     1,662,816          1.39%        10.21%
   1999 . . . . . . . . . . . . . . . . . . . . . .    297,308      10.460560     3,110,008          1.41%        22.77%
   1998 . . . . . . . . . . . . . . . . . . . . . .     54,638       9.216210       503,555          1.36%        -7.84% 05/01/98

Nationwide(R) Separate Account Trust -
Nationwide(R) Small Company Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .    656,624      20.871284    13,704,587          1.39%        -2.06%
   2000 . . . . . . . . . . . . . . . . . . . . . .    574,272      21.215310    12,183,359          1.35%         6.84%
   1999 . . . . . . . . . . . . . . . . . . . . . .    657,882      14.947388     9,833,617          1.42%         6.84%
   1998 . . . . . . . . . . . . . . . . . . . . . .    586,668      14.806321     8,686,395          1.41%         5.35%
   1997 . . . . . . . . . . . . . . . . . . . . . .    244,243      13.167687     3,216,116          1.50%         8.36%

Strong NSAT Mid Cap Growth Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .     79,067       6.910267       546,373          1.47%       -14.40%
   2000 . . . . . . . . . . . . . . . . . . . . . .     13,437      10.093688       135,629          1.36%         0.94% 05/01/00

Nationwide(R) Separate Account Trust -
Total Return Fund
   2001 . . . . . . . . . . . . . . . . . . . . . .    440,033      16.061241     7,067,476          1.48%        -8.56%
   2000 . . . . . . . . . . . . . . . . . . . . . .    612,008      18.683819    11,434,647          1.34%         2.61%
   1999 . . . . . . . . . . . . . . . . . . . . . .    733,106      18.995128    13,925,442          1.39%         9.95%
   1998 . . . . . . . . . . . . . . . . . . . . . .    621,972      16.916400    10,521,528          1.39%        13.94%
   1997 . . . . . . . . . . . . . . . . . . . . . .    222,171      13.798825     3,065,698          1.47%        18.55%

Neuberger Berman Advisers Management Trust -
Growth Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . .    209,212      15.774106     3,300,134          1.45%       -19.34%
   2000 . . . . . . . . . . . . . . . . . . . . . .    466,172      25.478752    11,877,480          1.38%        13.43%
   1999 . . . . . . . . . . . . . . . . . . . . . .    119,745      15.500190     1,856,070          1.44%         2.28%
   1998 . . . . . . . . . . . . . . . . . . . . . .    121,100      15.284251     1,850,923          1.40%        14.82%
   1997 . . . . . . . . . . . . . . . . . . . . . .    122,262      12.179984     1,489,149          1.42%        16.33%

Neuberger Berman Advisers Management Trust -
Guardian Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . .     94,705      10.557875       999,889          1.42%         0.85%
   2000 . . . . . . . . . . . . . . . . . . . . . .     47,012      10.816571       508,508          1.39%         2.98%
   1999 . . . . . . . . . . . . . . . . . . . . . .    158,825      10.794572     1,714,448          1.40%        16.41%
   1998 . . . . . . . . . . . . . . . . . . . . . .      9,137       9.699244        88,622          1.41%        -3.01% 05/01/98

                                                                         Unit          Contract                      Total
                                                          Units       Fair Value     Owners' Equity  Expenses(*)     Return(**)
                                                          -----       ----------     -------------- -----------     ----------
Neuberger Berman Advisers Management Trust -
Limited Maturity Bond Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . .      439,572       12.082635        5,311,184      1.44%        3.90%
   2000 . . . . . . . . . . . . . . . . . . . . . .      452,801       11.180616        5,062,595      1.45%        1.19%
   1999 . . . . . . . . . . . . . . . . . . . . . .      622,295       11.004770        6,848,213      1.43%       -0.40%
   1998 . . . . . . . . . . . . . . . . . . . . . .      567,973       10.928819        6,207,274      1.36%        1.76%
   1997 . . . . . . . . . . . . . . . . . . . . . .      510,821       10.435748        5,330,799      1.51%        2.22%

Neuberger Berman Advisers Management Trust -
Partners Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . .      431,346       16.855236        7,270,437      1.46%       -1.36%
   2000 . . . . . . . . . . . . . . . . . . . . . .      583,818       16.999214        9,924,447      1.40%       -1.26%
   1999 . . . . . . . . . . . . . . . . . . . . . .      983,138       18.297939       17,989,399      1.45%       12.46%
   1998 . . . . . . . . . . . . . . . . . . . . . .    1,586,704       16.668209       26,447,514      1.43%        5.21%
   1997 . . . . . . . . . . . . . . . . . . . . . .      817,424       14.077641       11,507,402      1.51%       14.93%

Oppenheimer Aggressive Growth Fund/VA
   2001 . . . . . . . . . . . . . . . . . . . . . .      150,327        5.615728          844,193      1.40%      -27.53%
   2000 . . . . . . . . . . . . . . . . . . . . . .       60,811       10.658929          648,181      1.40%        6.59% 05/01/00

Oppenheimer Bond Fund/VA
   2001 . . . . . . . . . . . . . . . . . . . . . .      688,984       12.379530        8,529,295      1.45%        4.62%
   2000 . . . . . . . . . . . . . . . . . . . . . .      617,440       11.453095        7,071,599      1.45%        1.21%
   1999 . . . . . . . . . . . . . . . . . . . . . .      816,849       11.380189        9,295,896      1.41%       -2.40%
   1998 . . . . . . . . . . . . . . . . . . . . . .      696,035       11.431405        7,956,658      1.46%        3.19%
   1997 . . . . . . . . . . . . . . . . . . . . . .      296,199       10.509319        3,112,850      1.43%        2.14%

Oppenheimer Capital Appreciation Fund/VA
   2001 . . . . . . . . . . . . . . . . . . . . . .      567,600       16.506688        9,369,201      1.39%       -5.57%
   2000 . . . . . . . . . . . . . . . . . . . . . .    1,038,664       19.311148       20,057,794      1.34%        8.63%
   1999 . . . . . . . . . . . . . . . . . . . . . .      331,621       14.642463        4,855,748      1.39%       14.99%
   1998 . . . . . . . . . . . . . . . . . . . . . .       58,237       12.107539          705,106      1.46%       16.19%

Oppenheimer Global Securities Fund/VA
   2001 . . . . . . . . . . . . . . . . . . . . . .      544,713       22.413075       12,208,687      1.44%       -9.04%
   2000 . . . . . . . . . . . . . . . . . . . . . .      547,754       26.146927       14,322,084      1.38%        9.90%
   1999 . . . . . . . . . . . . . . . . . . . . . .      623,299       17.209394       10,726,598      1.41%       12.98%
   1998 . . . . . . . . . . . . . . . . . . . . . .      512,514       15.087662        7,732,638      1.44%       11.38%
   1997 . . . . . . . . . . . . . . . . . . . . . .      238,983       12.943474        3,093,270      1.52%       15.28%

Oppenheimer Main Street Growth & Income Fund/VA
   2001 . . . . . . . . . . . . . . . . . . . . . .      102,721        8.372770          860,061      1.41%       -6.63%
   2000 . . . . . . . . . . . . . . . . . . . . . .       17,913        9.920895          177,713      1.39%       -0.79% 05/01/00

Oppenheimer Multiple Strategies Fund/VA
   2001 . . . . . . . . . . . . . . . . . . . . . .      281,906       16.332813        4,604,322      1.42%        4.57%
   2000 . . . . . . . . . . . . . . . . . . . . . .      315,849       15.770381        4,981,059      1.40%        5.92%
   1999 . . . . . . . . . . . . . . . . . . . . . .      345,172       14.551926        5,022,917      1.35%        7.69%
   1998 . . . . . . . . . . . . . . . . . . . . . .      345,380       13.669019        4,721,005      1.44%        6.32%
   1997 . . . . . . . . . . . . . . . . . . . . . .      150,650       12.059917        1,816,826      1.45%        8.36%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                          Unit           Contract                        Total
                                                           Units       Fair Value      Owners' Equity    Expenses(*)    Return(**)
                                                           -----       ----------      --------------   -----------    ----------
Strong Opportunity Fund II, Inc.
   2001 . . . . . . . . . . . . . . . . . . . . . . . .    442,943      21.724482         9,622,706         1.46%        -0.68%
   2000 . . . . . . . . . . . . . . . . . . . . . . . .    515,804      21.513187        11,096,588         1.40%         3.33%
   1999 . . . . . . . . . . . . . . . . . . . . . . . .    484,404      18.609978         9,014,747         1.38%        18.84%
   1998 . . . . . . . . . . . . . . . . . . . . . . . .    523,322      15.758357         8,246,695         1.40%        12.60%

Strong Variable Insurance Funds, Inc.-
Strong Discovery Fund II
   2001 . . . . . . . . . . . . . . . . . . . . . . . .     76,980      13.338612         1,026,806         1.45%         8.94%
   2000 . . . . . . . . . . . . . . . . . . . . . . . .     80,401      13.205923         1,061,769         1.35%        10.97%
   1999 . . . . . . . . . . . . . . . . . . . . . . . .     93,970      10.787785         1,013,728         1.38%        -6.12%
   1998 . . . . . . . . . . . . . . . . . . . . . . . .    128,562      11.621514         1,494,085         1.40%         6.90%
   1997 . . . . . . . . . . . . . . . . . . . . . . . .    167,983      10.250289         1,721,875         1.50%         3.51%

Strong Variable Insurance Funds, Inc.-
Strong International Stock Fund II
   2001 . . . . . . . . . . . . . . . . . . . . . . . .     54,699       7.857546           429,802         1.45%       -14.60%
   2000 . . . . . . . . . . . . . . . . . . . . . . . .    147,868      13.499733         1,996,178         1.35%       -12.55%
   1999 . . . . . . . . . . . . . . . . . . . . . . . .     84,757       9.243025           783,411         1.37%        10.47%
   1998 . . . . . . . . . . . . . . . . . . . . . . . .    165,521       9.456079         1,565,180         1.45%         6.05%
   1997 . . . . . . . . . . . . . . . . . . . . . . . .    300,319      11.285972         3,389,391         1.41%         7.87%

The Dreyfus Socially Responsible Growth Fund, Inc.
   2001 . . . . . . . . . . . . . . . . . . . . . . . .    221,346      17.636618         3,903,796         1.45%       -14.74%
   2000 . . . . . . . . . . . . . . . . . . . . . . . .    289,259      24.018088         6,947,449         1.39%         1.81%
   1999 . . . . . . . . . . . . . . . . . . . . . . . .    417,570      20.604026         8,603,623         1.39%        11.96%
   1998 . . . . . . . . . . . . . . . . . . . . . . . .    324,780      16.962707         5,509,148         1.47%        17.53%
   1997 . . . . . . . . . . . . . . . . . . . . . . . .    158,587      13.168674         2,088,380         1.51%        15.49%

The Universal Institutional Funds, Inc.-
Emerging Markets Debt Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . . . .     25,395      10.074117           255,831         1.37%         4.02%
   2000 . . . . . . . . . . . . . . . . . . . . . . . .     32,561       9.328919           303,759         1.36%         5.74%
   1999 . . . . . . . . . . . . . . . . . . . . . . . .     23,514       7.759218           182,451         1.35%        12.14%
   1998 . . . . . . . . . . . . . . . . . . . . . . . .     31,663       9.360319           296,376         1.41%        -4.52%

The Universal Institutional Funds, Inc.-
U.S. Real Estate Portfolio
   2001 . . . . . . . . . . . . . . . . . . . . . . . .    270,156      18.321540         4,949,683         1.43%         7.30%
   2000 . . . . . . . . . . . . . . . . . . . . . . . .    247,914      15.349031         3,805,240         1.36%        13.45%
   1999 . . . . . . . . . . . . . . . . . . . . . . . .    326,882      15.304291         5,002,697         1.45%         7.72%
   1998 . . . . . . . . . . . . . . . . . . . . . . . .    511,029      15.404865         7,872,332         1.40%        -5.56%
   1997 . . . . . . . . . . . . . . . . . . . . . . . .    275,754      14.408563         3,973,219         1.45%         5.74%

                                                                                 Unit           Contract                    Total
                                                                   Units      Fair Value     Owners' Equity   Expenses(*) Return(**)
                                                                   -----      ----------     --------------  -----------  ----------
      Van Eck Worldwide Insurance Trust -
      Worldwide Bond Fund
         2001 . . . . . . . . . . . . . . . . . . . . . . . . .    100,726       9.587958           965,758     1.47%        -7.98%
         2000 . . . . . . . . . . . . . . . . . . . . . . . . .    132,575      10.283363         1,363,317     1.44%        -0.92%
         1999 . . . . . . . . . . . . . . . . . . . . . . . . .    156,937      10.543436         1,654,655     1.43%        -7.72%
         1998 . . . . . . . . . . . . . . . . . . . . . . . . .    213,807      10.553614         2,256,436     1.39%         2.64%
         1997 . . . . . . . . . . . . . . . . . . . . . . . . .    141,451      10.027975         1,418,467     1.48%        -1.59%

      Van Eck Worldwide Insurance Trust -
      Worldwide Emerging Markets Fund
         2001 . . . . . . . . . . . . . . . . . . . . . . . . .    123,935       6.351413           787,162     1.44%        -1.45%
         2000 . . . . . . . . . . . . . . . . . . . . . . . . .    171,781       9.780623         1,680,125     1.41%       -13.05%
         1999 . . . . . . . . . . . . . . . . . . . . . . . . .    510,928       8.256014         4,218,229     1.45%        44.88%
         1998 . . . . . . . . . . . . . . . . . . . . . . . . .    176,568       6.732483         1,188,741     1.39%       -23.31%
         1997 . . . . . . . . . . . . . . . . . . . . . . . . .     96,529      12.292983         1,186,630     1.47%        21.98%

      Van Eck Worldwide Insurance Trust -
      Worldwide Hard Assets Fund
         2001 . . . . . . . . . . . . . . . . . . . . . . . . .     59,080       8.385501           495,417     1.46%        -4.11%
         2000 . . . . . . . . . . . . . . . . . . . . . . . . .     71,731       8.217232           589,430     1.42%         3.17%
         1999 . . . . . . . . . . . . . . . . . . . . . . . . .    116,851       7.840396           916,158     1.41%        17.39%
         1998 . . . . . . . . . . . . . . . . . . . . . . . . .    153,217       8.447107         1,294,240     1.43%       -13.96%
         1997 . . . . . . . . . . . . . . . . . . . . . . . . .    131,687      10.028807         1,320,663     1.44%        -1.02%
                                                                   =======      =========
      2001 Reserves for annuity contracts in payout phase:
       Tax qualified . . . . . . . . . . . . . . . . . . . . .                                      39,484
       Non-tax qualified . . . . . . . . . . . . . . . . . . .                                      26,530
                                                                                               ------------
       2001 Contract owners' equity . . . . . . . . . . . . . .                                $369,162,898
                                                                                               ============


(*) This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                                        --------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
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Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company